UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two semiannual reports to shareholders for the period ended June 30, 2018. The report applies to the 5 Multimanager Lifestyle Portfolios and the Retirement Income Fund 2040 report.

John Hancock

Multimanager Lifestyle Portfolios

Semiannual report 6/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility so far this year, particularly when compared with the unusual calm of 2017. Although some in the asset management community believe it will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.  The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. The biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

The short-term uncertainty notwithstanding, the good news is that the asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to experience support from rising construction activity. That said, not all asset classes have benefited from the strong economic foundation in the United States. The dollar has strengthened significantly year to date, and the U.S. Federal Reserve has raised short-term interest rates twice in 2018 and appears on track for two more increases by year end. Against this backdrop, fixed-income and international investors have faced some challenging headwinds that may not abate in the near future.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

Table of contents

2	Multimanager Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
9	Multimanager Lifestyle Aggressive Portfolio
10	Multimanager Lifestyle Growth Portfolio
11	Multimanager Lifestyle Balanced Portfolio
12	Multimanager Lifestyle Moderate Portfolio
13	Multimanager Lifestyle Conservative Portfolio
14	Your expenses
18	Portfolios' investments
25	Financial statements
30	Financial highlights
40	Notes to financial statements
63	Continuation of investment advisory and subadvisory agreements
69	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       1

Multimanager Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The financial markets experienced unsteady performance in the first half of the year

While U.S. equity indexes gained ground in the six-month period, most international equity and fixed-income indexes closed in negative territory.

The portfolios trailed their benchmarks and peer groups

The portfolios with the highest weighting in bonds produced the lowest absolute returns.

Asset allocation and manager selection detracted across most portfolios

Manager selection detracted from performance in all portfolios except the Multimanager Lifestyle Aggressive Portfolio, while asset allocation was a detractor in all but the Multimanager Lifestyle Conservative Portfolio.

PORTFOLIO ALLOCATION AS OF 6/30/18 (%)

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AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/18 (%)

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/18 (%)

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       4

Discussion of portfolio performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the six months ended June 30, 2018?

The markets experienced generally soft returns and increased volatility in the first half of the year, which marked a shift from the more favorable environment of 2017. The relative strength of the U.S. economy was the primary driver of performance across asset classes. The United States continued to experience a healthy expansion, with strength in employment, housing prices, and both consumer and business spending. In conjunction with the tax cuts passed in late 2017, the robust economic backdrop fueled a meaningful increase in corporate earnings estimates.

These circumstances proved highly supportive for U.S. equities, leading to gains for the major indexes. In a continuation of a multi-year trend, growth stocks finished well ahead of value as investors continued to gravitate to faster growers in general, and to mega-cap technology companies in particular. Small caps, which were well positioned to capitalize on U.S. economic growth through their domestic focus, comfortably outpaced their large-cap counterparts.

Although U.S. equities registered gains, both developed- and emerging-market international indexes finished in negative territory. These categories lagged due in part to the combination of shifting U.S. trade policy and slowing growth outside of the United States. The faster growth of the U.S. economy also led to strength in the dollar versus most major foreign currencies, which depressed the returns of international stocks for U.S.-based investors. The emerging markets, which faced the additional challenge of political and/or economic uncertainty in a number of larger nations in the asset class, were particularly weak performers.

The U.S. economic expansion also proved to be a headwind for the bond market in that it fostered expectations for continued interest-rate increases by the U.S. Federal Reserve (Fed). The Fed boosted short-term rates by a quarter point at its meetings in both March and June, and expectations generally favored two to three additional hikes in the second half of the year. U.S. Treasuries weakened as a result, as did corporate issues and other rate-sensitive market segments. Conversely, high-yield bonds and leveraged loans—which tend to benefit from improving economic growth due to their lower credit quality—delivered modest gains.

How did the portfolios perform?

The more aggressive portfolios in the series finished in positive territory due to their higher weightings in U.S. equities. All five portfolios generated returns just under those of their respective benchmarks and peer groups.

How were the portfolios positioned as of the end of the period?

We maintained a steady approach with only marginal shifts to the portfolios' allocations in the first half of the year, as we continued to emphasize value, fundamentals, and diversification as the cornerstones of our strategy.

In terms of our broader positioning, we sought to keep the portfolios' weightings in stocks and bonds fairly close to our long-term targets. This represents a contrast versus the past two years, during which we positioned them with a higher risk profile through an overweight in equities. We believe taking a more neutral approach is appropriate at a time of rising interest rates, relatively rich stock market valuations, and elevated headline risk. We think these factors also underscore the importance of continuing to hold a position in defensive equities. Although this aspect of our strategy has been out of step with the strong market of recent years, we believe its value will become evident once growth stocks' relative performance begins to cool.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       5

"At a time of healthy growth trends and ongoing monetary tightening by the Fed, we see greater potential for outperformance in the credit-oriented segments of the market."

We have a long-standing allocation to absolute return strategies designed to produce performance that's somewhat independent of the traditional asset classes. Our expectation was that, although such strategies were unlikely to keep pace with stocks during strong rallies, they would provide diversification through their ability to hold up better in down markets. However, given that these categories continued to lag even after volatility started to pick up in the first half of the year, we began to reduce the portfolios' weighting in this area. In the conservative, moderate, and balanced portfolios, we reallocated the proceeds to short-term U.S. Treasury bills, which had begun to offer more compelling yields in the wake of multiple Fed interest-rate increases. In the growth and aggressive portfolios, we shifted toward small- and mid-cap domestic equities.

On the fixed-income side, we continued to look for opportunities outside of the interest-rate-sensitive core bond space. At a time of healthy growth trends and ongoing monetary tightening by the Fed, we see greater potential for outperformance in the credit-oriented segments of the market.

Can you tell us about the recent manager change?

Effective July 12, 2018, Robert M. Boyda is no longer part of the management team. He is retiring, and we wish him well. The portfolios will continue to be managed by myself and Robert E. Sykes.

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares returned 1.03%, excluding sales charges, and its custom blended benchmark rose 1.11%. The funds in Morningstar's allocation 85%+ equity fund category averaged a gain of 1.14%. The relative performance of the portfolio's underlying managers was a small contributor to performance, but asset allocation detracted.

Asset allocation was a net detractor from returns. The portfolio was hurt by its tilt toward defensive equities in the U.S. large-cap segment, which was out of step with a market in which faster-growing and momentum-driven stocks generally outperformed. An overweight in emerging-market equities also detracted from results, as did an allocation to absolute return strategies.

On the plus side, the portfolio benefited from allocations to technology and healthcare stocks in its dedicated sector portfolio. An allocation to the real assets category, which benefited from the rally in the energy sector, was an additional positive.

In terms of manager selection, the portfolio benefited from the strong outperformance of Mid Cap Stock (Wellington) and Mid Value (T. Rowe Price) versus their respective categories. International Growth (Wellington), Blue Chip Growth (T. Rowe Price), and Capital Appreciation (Jennison) were additional contributors of note. On the other end of the spectrum, the largest detractors at the manager level were International Growth Stock (Invesco), Global Equity (JHAM), and Fundamental Large Cap Core (JHAM).

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares returned 0.37%, excluding sales charges, and its custom blended benchmark rose 0.67%. The funds in Morningstar's allocation 70%-85% equity fund category averaged a gain of 0.44%. The relative performance of the portfolio's underlying managers detracted from results, as did positioning with respect to asset allocation.

Looking first at manager selection, the largest detractors were Global Equity (JHAM), International Growth Stock (Invesco), and Global Shareholder Yield (Epoch). Conversely, the portfolio benefited from the strong outperformance of Mid Cap Stock (Wellington) and Mid Value (T. Rowe Price) versus their respective categories.

Asset allocation was a net detractor from returns. The portfolio was hurt by its tilt toward defensive equities in the U.S. large-cap segment,

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       6

which was out of step with a market in which faster-growing and momentum-driven stocks generally outperformed. Overweights in both stocks and bonds in the emerging markets further detracted from results, as did an allocation to absolute return strategies.

On the plus side, the portfolio benefited from allocations to technology and healthcare stocks in its dedicated sector portfolio. An allocation to the real assets category, which benefited from the rally in the energy sector, was an additional positive.

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares declined 0.13%, excluding sales charges, and its custom blended benchmark rose 0.21%. The funds in Morningstar's allocation 50%-70% equity fund category averaged a loss of 0.11%. The relative performance of the portfolio's underlying managers detracted from results, as did positioning with respect to asset allocation.

Looking first at manager selection, the largest detractors were Global Equity (JHAM), Strategic Income Opportunities (JHAM), International Growth Stock (Invesco), and Global Shareholder Yield (Epoch). Conversely, the portfolio benefited from the strong outperformance of Mid Cap Stock (Wellington) and Mid Value (T. Rowe Price) versus their respective categories.

Asset allocation was a net detractor from returns. The portfolio was hurt by its tilt toward defensive equities in the U.S. large-cap segment, which was out of step with a market in which faster-growing and momentum-driven stocks generally outperformed. Overweights in both stocks and bonds in the emerging markets further detracted from results, as did an allocation to absolute return strategies.

On the plus side, the portfolio benefited from allocations to technology and healthcare stocks in its dedicated sector portfolio. Positions in Treasury Inflation-Protected Securities and leveraged loans within the fixed-income portfolio were additional positives. An allocation to the real assets category, which benefited from the rally in the energy sector, also added value.

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares lost 0.97%, excluding sales charges, and its custom blended benchmark lost 0.26%. The funds in Morningstar's allocation 30%-50% equity fund category averaged a loss of 0.68%. The relative performance of the portfolio's underlying managers detracted from results, as did positioning with respect to asset allocation.

Looking first at manager selection, the largest detractors were Global Equity (JHAM), Strategic Income Opportunities (JHAM), International Growth Stock (Invesco), and Global Shareholder Yield (Epoch). Conversely, the portfolio benefited from the strong outperformance of Mid Cap Stock (Wellington) and Mid Value (T. Rowe Price) versus their respective categories.

Asset allocation was a net detractor from returns. The portfolio was hurt by its tilt toward defensive equities in the U.S. large-cap segment, which was out of step with a market in which faster-growing and momentum-driven stocks generally outperformed. An overweight in emerging-market bonds further detracted from results, as did an allocation to absolute return strategies.

On the plus side, the portfolio benefited from positions in Treasury Inflation-Protected Securities and leveraged loans within the fixed-income portfolio. An allocation to the real assets category, which benefited from the rally in the energy sector, also added value.

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares declined 1.59%, excluding sales charges, and its custom blended benchmark lost 0.76%. The funds in Morningstar's allocation 15%-30% equity fund category averaged a loss of 1.02%. Asset allocation was a small contributor to performance, but the relative performance of the portfolio's underlying managers detracted.

Looking first at manager selection, the largest detractors were Strategic Income Opportunities (JHAM), Global Equity (JHAM), Global Shareholder Yield (Epoch), and Enduring Equity (Wellington). Conversely, the portfolio gained a small benefit from the strong outperformance of Mid Cap Stock (Wellington), Mid Value (T. Rowe Price), and International Growth (Wellington) versus their respective categories.

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Asset allocation was a small contributor to returns, primarily as a result of our positioning in fixed income. We maintained an underweight in the core investment-grade bond category, which underperformed due to its above-average interest-rate sensitivity. A corresponding overweight in active, multi-sector managers—whose flexible approaches are designed to capitalize on the opportunities across the full range of the bond market—was a further plus. Allocations to Treasury Inflation-Protected Securities, leveraged loans, and short-term Treasury bills also added value.

On the negative side, the portfolio lost some relative performance through an underweight in high-yield bonds, which outperformed the broader market. An overweight in emerging-market bonds, the worst-performing fixed-income category in the first half of the year, was an additional detractor.

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in U.S. and global financial markets may at times result in unusually high market volatility. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging and other strategic transactions, may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectus.

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       8

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE (Europe, Australasia, Far East) Index, a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	88.4
U.S. Large Cap	31.5
International Large Cap	12.9
U.S. Mid Cap	10.1
Emerging Markets	8.0
International Strategic Equity Allocation	7.9
U.S. Strategic Equity Allocation	6.3
U.S. Small Cap	5.9
International Small Cap	3.9
Large Blend	1.1
Global Large Cap	0.8
Alternative and specialty	11.6
Real Estate	3.3
Technical Opportunities	2.2
Financial Industries	1.7
Health Sciences	1.3
Science & Technology	1.0
Global Focused Strategies	1.0
Currency	0.7
Seaport	0.4

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-18 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	5.68	5.43	9.42	11.54	10.85	11.12	10.86	11.34	11.53	11.65	11.63	14.37	6.84	12.53
5 year	8.60	8.62	8.93	9.63	9.28	9.59	9.36	9.79	10.05	10.17	10.12	13.42	6.49	11.12
10 year	5.90	5.80	5.69	6.03	6.03	6.10	6.13	6.50	6.78	6.52	6.90	10.17	2.84	7.95
Cumulative returns
6 months	-4.03	-4.34	-0.34	1.15	0.85	0.97	0.85	1.09	1.15	1.21	1.16	2.65	-2.75	1.11
5 year	51.07	51.17	53.37	58.34	55.87	58.06	56.42	59.54	61.38	62.34	61.90	87.70	36.62	69.39
10 year	77.37	75.80	73.94	79.58	79.67	80.79	81.21	87.71	92.79	88.12	94.92	163.40	32.36	114.90

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.39	2.09	2.09	1.08	1.74	1.49	1.64	1.34	1.04	0.99	1.03
Net (%)	1.39	2.09	2.09	1.08	1.74	1.49	1.64	1.24	1.04	0.99	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares (first offered on 10-17-05) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       9

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	71.9
U.S. Large Cap	26.0
International Large Cap	11.0
U.S. Mid Cap	8.0
International Strategic Equity Allocation	6.7
U.S. Strategic Equity Allocation	5.7
Emerging Markets	5.1
U.S. Small Cap	4.1
International Small Cap	3.0
Large Blend	1.3
Global Large Cap	1.0
Fixed income	17.3
Intermediate Bond	5.6
Multi-Sector Bond	4.5
Global Bond	2.9
Treasury Inflation-Protected Securities	1.7
Bank Loan	1.3
High Yield Bond	1.0
Short-Term Bond	0.3
Alternative and specialty	10.7
Real Estate	2.9
Technical Opportunities	1.8
Financial Industries	1.5
Global Absolute Return Strategies	1.4
Currency	1.3
Health Sciences	0.9
Science & Technology	0.7
Seaport	0.2
Short-term investments	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-18 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	3.27	2.96	6.97	8.97	8.30	8.58	8.40	8.85	9.03	9.13	9.09	9.08	14.37	-0.40	10.01
5 year	7.26	7.30	7.60	8.28	7.98	8.24	8.08	8.52	8.73	8.81	8.77	8.82	13.42	2.27	9.51
10 year	5.87	5.79	5.66	6.00	6.05	6.06	6.14	6.53	6.78	6.49	6.85	6.90	10.17	3.72	7.47
Cumulative returns
6 months	-4.64	-4.94	-0.94	0.50	0.18	0.31	0.25	0.43	0.56	0.56	0.56	0.56	2.65	-1.62	0.67
5 year	41.99	42.26	44.25	48.88	46.80	48.58	47.47	50.47	51.97	52.50	52.22	52.57	87.70	11.89	57.51
10 year	76.82	75.54	73.43	79.00	79.87	80.13	81.42	88.18	92.73	87.47	93.97	94.95	163.40	44.09	105.43

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.35	2.05	2.05	1.04	1.70	1.45	1.60	1.30	1.00	0.95	0.98	0.93
Net (%)	1.35	2.05	2.05	1.04	1.70	1.45	1.60	1.20	1.00	0.95	0.98	0.93

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares (first offered on 10-17-05) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       10

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	53.5
U.S. Large Cap	20.1
International Large Cap	8.1
U.S. Strategic Equity Allocation	5.3
U.S. Mid Cap	5.2
International Strategic Equity Allocation	4.4
Emerging Markets	3.2
U.S. Small Cap	2.9
International Small Cap	1.9
Large Blend	1.3
Global Large Cap	1.1
Fixed Income	37.1
Intermediate Bond	13.2
Multi-Sector Bond	10.3
Global Bond	5.0
Treasury Inflation-Protected Securities	3.6
Bank Loan	2.7
High Yield Bond	2.0
Short-Term Bond	0.3
Alternative and specialty	8.8
Currency	1.5
Real Estate	2.3
Global Absolute Return Strategies	1.5
Financial Industries	1.2
Technical Opportunities	0.9
Health Sciences	0.7
Science & Technology	0.5
Seaport	0.2
Short-term investments	0.6

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-18 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	0.95	0.61	4.56	6.62	5.92	6.13	6.02	6.44	6.64	6.66	6.69	6.74	14.37	-0.40	7.51
5 year	5.68	5.69	6.00	6.68	6.37	6.63	6.49	6.93	7.13	7.18	7.16	7.21	13.42	2.27	7.89
10 year	5.35	5.25	5.14	5.47	5.48	5.54	5.62	6.02	6.26	5.95	6.32	6.37	10.17	3.72	6.89
Cumulative returns
6 months	-5.10	-5.43	-1.51	0.01	-0.31	-0.18	-0.25	-0.06	0.04	0.00	0.05	0.07	2.65	-1.62	0.21
5 year	31.79	31.88	33.84	38.18	36.20	37.84	36.95	39.78	41.08	41.47	41.28	41.61	87.70	11.89	46.19
10 year	68.37	66.87	65.03	70.39	70.42	71.42	72.84	79.35	83.52	78.23	84.58	85.48	163.40	44.09	94.71

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.32	2.02	2.02	1.01	1.67	1.42	1.57	1.27	0.97	0.92	0.95	0.90
Net (%)	1.32	2.02	2.02	1.01	1.67	1.42	1.57	1.17	0.97	0.92	0.95	0.90

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares (first offered on 10-17-05) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       11

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	36.1
U.S. Large Cap	14.1
International Large Cap	5.6
International Strategic Equity Allocation	3.4
U.S. Strategic Equity Allocation	3.4
U.S. Mid Cap	3.1
U.S. Small Cap	1.5
Emerging Markets	1.4
Large Blend	1.3
Global Large Cap	1.2
International Small Cap	1.1
Fixed income	56.6
Intermediate Bond	24.6
Multi-Sector Bond	12.4
Global Bond	7.8
Treasury Inflation-Protected Securities	5
Bank Loan	3.8
High Yield Bond	2.6
Short-Term Bond	0.4
Alternative and specialty	6.6
Global Absolute Return Strategies	2.0
Currency	2.0
Real Estate	1.8
Enduring Equity	0.5
Seaport	0.3
Short-term investments	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-18 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-1.73	-2.12	1.84	3.79	3.12	3.38	3.22	3.64	3.84	3.90	3.85	3.90	14.37	-0.40	5.05
5 year	3.91	3.89	4.25	4.92	4.58	4.87	4.69	5.11	5.32	5.42	5.39	5.43	13.42	2.27	6.25
10 year	4.86	4.76	4.65	4.98	4.96	5.05	5.07	5.43	5.70	5.46	5.82	5.87	10.17	3.72	6.23
Cumulative returns
6 months	-5.94	-6.25	-2.24	-0.83	-1.15	-1.03	-1.10	-0.91	-0.81	-0.78	-0.80	-0.78	2.65	-1.62	-0.26
5 year	21.15	21.01	23.14	27.13	25.12	26.85	25.76	28.29	29.59	30.22	29.99	30.26	87.70	11.89	35.42
10 year	60.68	59.14	57.52	62.62	62.28	63.65	63.91	69.73	74.15	70.19	76.00	76.86	163.40	44.09	82.99

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.29	1.99	1.99	0.98	1.64	1.39	1.54	1.24	0.94	0.89	0.92	0.87
Net (%)	1.29	1.99	1.99	0.98	1.64	1.39	1.54	1.14	0.94	0.89	0.92	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares (first offered on 10-17-05) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       12

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	16.2
U.S. Large Cap	5.5
International Large Cap	2.8
International Strategic Equity Allocation	2.3
U.S. Strategic Equity Allocation	1.3
U.S. Mid Cap	1.3
Global Large Cap	0.8
Large Blend	0.8
U.S. Small Cap	0.7
Emerging Markets	0.7
Fixed income	73.4
Intermediate Bond	30.9
Multi-Sector Bond	14.7
Global Bond	8.9
Treasury Inflation-Protected Securities	7.2
Bank Loan	5.0
Short-Term Bond	4.5
High Yield Bond	2.2
Alternative and specialty	9.7
Global Absolute Return Strategies	3.0
Currency	3.0
Real Estate	1.8
Enduring Equity	1.7
Seaport	0.2
Short-term investments	0.7

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-18 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-3.98	-4.51	-0.60	1.40	0.74	1.07	0.90	1.24	1.45	1.50	1.46	14.37	-0.40	2.60
5 year	2.25	2.21	2.56	3.23	2.88	3.18	3.05	3.39	3.63	3.73	3.67	13.42	2.27	4.60
10 year	4.02	3.93	3.81	4.15	4.11	4.23	4.25	4.57	4.87	4.62	4.97	10.17	3.72	5.48
Cumulative returns
6 months	-6.53	-6.82	-2.92	-1.45	-1.77	-1.57	-1.69	-1.53	-1.43	-1.40	-1.42	2.65	-1.62	-0.76
5 year	11.77	11.55	13.49	17.22	15.28	16.96	16.19	18.13	19.49	20.07	19.72	87.70	11.89	25.22
10 year	48.28	47.00	45.39	50.18	49.55	51.33	51.56	56.29	60.83	57.11	62.37	163.40	44.09	70.54

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	1.98	1.98	0.97	1.63	1.38	1.53	1.23	0.93	0.88	0.91
Net (%)	1.28	1.98	1.98	0.97	1.63	1.38	1.53	1.13	0.93	0.88	0.91

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares (first offered on 10-17-05) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       13

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 14

SHAREHOLDER EXPENSE EXAMPLE CHART

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.30	$2.34	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class B	Actual expenses/actual returns	1,000.00	1,006.60	5.82	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,006.60	5.82	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class I	Actual expenses/actual returns	1,000.00	1,011.50	0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual expenses/actual returns	1,000.00	1,008.50	4.08	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual expenses/actual returns	1,000.00	1,009.70	2.99	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Class R3	Actual expenses/actual returns	1,000.00	1,008.50	3.59	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R4	Actual expenses/actual returns	1,000.00	1,010.90	1.65	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual expenses/actual returns	1,000.00	1,011.50	0.65	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R6	Actual expenses/actual returns	1,000.00	1,012.10	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual expenses/actual returns	1,000.00	1,011.60	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,003.70	$2.33	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class B	Actual expenses/actual returns	1,000.00	1,000.60	5.80	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class C	Actual expenses/actual returns	1,000.00	1,000.60	5.80	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Class I	Actual expenses/actual returns	1,000.00	1,005.00	0.89	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class R1	Actual expenses/actual returns	1,000.00	1,001.80	4.07	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual expenses/actual returns	1,000.00	1,003.10	2.73	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R3	Actual expenses/actual returns	1,000.00	1,002.50	3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,004.30	1.64	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual expenses/actual returns	1,000.00	1,005.60	0.65	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R6	Actual expenses/actual returns	1,000.00	1,005.60	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual expenses/actual returns	1,000.00	1,005.60	0.60	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Class 5	Actual expenses/actual returns	1,000.00	1,005.60	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 15

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 998.70	$2.38	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Class B	Actual expenses/actual returns	1,000.00	995.50	5.84	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	994.80	5.84	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class I	Actual expenses/actual returns	1,000.00	1,000.10	0.94	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R1	Actual expenses/actual returns	1,000.00	996.90	4.06	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual expenses/actual returns	1,000.00	998.20	2.87	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Class R3	Actual expenses/actual returns	1,000.00	997.50	3.52	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Class R4	Actual expenses/actual returns	1,000.00	999.40	1.69	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R5	Actual expenses/actual returns	1,000.00	1,000.40	0.69	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class R6	Actual expenses/actual returns	1,000.00	1,000.00	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,000.50	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class 5	Actual expenses/actual returns	1,000.00	1,000.70	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 990.30	$2.42	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class B	Actual expenses/actual returns	1,000.00	986.70	5.86	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	987.50	5.86	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class I	Actual expenses/actual returns	1,000.00	991.70	0.99	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R1	Actual expenses/actual returns	1,000.00	988.50	4.04	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Class R2	Actual expenses/actual returns	1,000.00	989.70	3.01	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class R3	Actual expenses/actual returns	1,000.00	989.00	3.50	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Class R4	Actual expenses/actual returns	1,000.00	990.90	1.78	0.36%
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%
Class R5	Actual expenses/actual returns	1,000.00	991.90	0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual expenses/actual returns	1,000.00	992.20	0.49	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	992.00	0.69	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class 5	Actual expenses/actual returns	1,000.00	992.20	0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 16

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 984.10	$2.46	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class B	Actual expenses/actual returns	1,000.00	980.60	5.89	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	980.60	5.89	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class I	Actual expenses/actual returns	1,000.00	985.50	1.03	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R1	Actual expenses/actual returns	1,000.00	982.30	4.13	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class R2	Actual expenses/actual returns	1,000.00	984.30	3.20	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class R3	Actual expenses/actual returns	1,000.00	983.10	3.29	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual expenses/actual returns	1,000.00	984.70	1.77	0.36%
	Hypothetical example	1,000.00	1,023.00	1.81	0.36%
Class R5	Actual expenses/actual returns	1,000.00	985.70	0.79	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	986.00	0.54	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	985.80	0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]

Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-2018 was as follows:

Portfolio	Range	Portfolio	Range
Multimanager Lifestyle Aggressive Portfolio	0.53% - 1.62%	Multimanager Lifestyle Moderate Portfolio	0.38% - 1.56%
Multimanager Lifestyle Growth Portfolio	0.38% - 1.56%	Multimanager Lifestyle Conservative Portfolio	0.38% - 1.56%
Multimanager Lifestyle Balanced Portfolio	0.38% - 1.56%

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 17

Portfolios' investments

INVESTMENT COMPANIES
Underlying Funds’ Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
GW&K Investment Management, LLC	(GW&K)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-18 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	3,493,236	$141,476,047
Capital Appreciation, Class NAV, JHF II
(Jennison)	7,739,832	137,691,614
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	14,888,512	174,344,477
Disciplined Value, Class NAV, JHF III
(Boston Partners)	7,811,403	167,164,024
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	2,340,381	31,805,771
Emerging Markets, Class NAV, JHF II (DFA)	14,283,394	158,545,673
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	13,941,347	159,628,428
Equity Income, Class NAV, JHF II
(T. Rowe Price)	10,727,816	216,165,500
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	2,606,424	32,997,329
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	3,589,245	184,702,547
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	6,227,293	70,119,323
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	4,015,473	44,290,660
Greater China Opportunities, Class NAV, JHIT
III (JHAM) (B)(C)	389,425	9,871,930
International Growth, Class NAV, JHF III
(Wellington)	4,798,451	135,124,382
International Growth Stock, Class NAV, JHF II
(Invesco)	8,265,203	110,257,805
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	3,618,197	80,360,161
International Small Company, Class NAV, JHF II
(DFA)	6,384,892	80,577,335
International Strategic Equity Allocation,
Class NAV, JHF II (JHAM) (B)(C)	28,816,116	323,028,665
International Value, Class NAV, JHF II
(Templeton)	8,411,470	139,125,722
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	8,996,068	75,207,130
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,735,697	188,054,788
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,494,626	226,844,662
New Opportunities, Class NAV, JHF II
(Brandywine/DFA/GW&K)	1,259,027	38,198,879
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	2,984,253	37,601,589
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	2,217,843	39,566,311
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	3,509,093	39,056,207
Small Cap Value, Class NAV, JHF II
(Wellington)	2,450,244	53,464,324
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	1,218,648	35,803,877
Strategic Growth, Class NAV, JHF III (JHAM)
(B)(C)	7,397,146	141,063,580

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 18

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Equity - (continued)
U.S. Strategic Equity Allocation, Class NAV, JHF
II (JHAM) (B)(C)	21,079,391	$259,276,510
Value Equity, Class NAV, JHIT (Barrow Hanley)	7,883,483	96,257,332
Alternative and specialty - 11.6%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	3,282,600	29,576,229
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	12,500,568	132,881,033
Financial Industries, Class NAV, JHIT II (JHAM)
(B)(C)	3,606,114	71,328,937
Global Focused Strategies, Class NAV, JHIT
(Standard Life)	4,133,814	39,188,552
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	11,848,393	54,858,059
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	7,168,951	40,934,711
Seaport Long/Short, Class NAV, JHIT
(Wellington)	1,472,116	16,841,012
Technical Opportunities, Class NAV, JHF II
(Wellington)	7,015,145	91,407,334
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$3,083,856,245)		$4,104,688,449
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (H)	1,156	1,156
TOTAL SHORT-TERM INVESTMENTS (Cost $1,156)		$1,156

Total Investments (Multimanager Lifestyle
Aggressive Portfolio)
(Cost $3,083,857,401) - 100.0%		$4,104,689,605
Other assets and liabilities, net - 0.0%		(80,461)
TOTAL NET ASSETS - 100.0%		$4,104,609,144

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-18 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.9%
Equity - 71.9%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	8,325,008	$337,162,832
Capital Appreciation, Class NAV, JHF II
(Jennison)	18,383,076	327,034,915
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	45,339,727	530,928,205
Disciplined Value, Class NAV, JHF III
(Boston Partners)	18,896,132	404,377,217
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	5,385,894	73,194,298

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Equity - (continued)
Emerging Markets, Class NAV, JHF II (DFA)	27,597,685	$306,334,300
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	26,995,724	309,101,036
Equity Income, Class NAV, JHF II
(T. Rowe Price)	25,990,863	523,715,898
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	9,195,524	116,415,340
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	7,802,058	401,493,880
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	18,943,479	213,303,577
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	14,529,414	160,259,442
International Growth, Class NAV, JHF III
(Wellington)	10,825,395	304,843,121
International Growth Stock, Class NAV, JHF II
(Invesco)	21,798,802	290,796,015
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	8,210,423	182,353,489
International Small Company, Class NAV, JHF II
(DFA)	14,547,411	183,588,322
International Strategic Equity Allocation,
Class NAV, JHF II (JHAM) (B)(C)	72,928,816	817,532,026
International Value, Class NAV, JHF II
(Templeton)	19,092,061	315,782,690
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	25,126,577	210,058,180
Mid Cap Stock, Class NAV, JHF II (Wellington)	17,992,942	437,408,410
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,899,011	536,222,379
New Opportunities, Class NAV, JHF II
(Brandywine/DFA/GW&K)	2,828,428	85,814,512
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	6,743,007	84,961,888
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	4,279,265	76,342,088
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	6,751,308	75,142,062
Small Cap Value, Class NAV, JHF II
(Wellington)	4,836,453	105,531,396
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	2,415,598	70,970,276
Strategic Growth, Class NAV, JHF III (JHAM)
(B)(C)	17,573,890	335,134,075
U.S. Strategic Equity Allocation, Class NAV, JHF
II (JHAM) (B)(C)	56,617,660	696,397,223
Value Equity, Class NAV, JHIT (Barrow Hanley)	19,062,832	232,757,177
Fixed income - 17.3%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	7,471,585	70,531,764
Bond, Class NAV, JHSB (JHAM) (B)(C)	21,006,914	323,086,337
Core Bond, Class NAV, JHF II (Wells Capital)	8,867,386	111,463,039
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	21,536,144	192,748,490
Floating Rate Income, Class NAV, JHF II
(WAMCO)	18,289,091	153,994,150
Global Bond, Class NAV, JHF II (PIMCO)	2,772,000	35,259,834

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 19

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	6,684,413	$58,822,838
High Yield, Class NAV, JHBT (JHAM) (B)(C)	16,023,640	54,480,375
High Yield, Class NAV, JHF II (WAMCO)	3,488,290	27,627,259
Real Return Bond, Class NAV, JHF II (PIMCO)	19,375,166	211,383,059
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	13,322,273	125,629,035
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	3,297,366	30,566,587
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	14,387,627	150,062,951
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	26,074,115	270,127,827
Total Return, Class NAV, JHF II (PIMCO)	18,724,354	247,348,715
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	3,607,982	39,832,121
Alternative and specialty - 10.7%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	18,118,702	163,249,504
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	31,500,978	334,855,395
Financial Industries, Class NAV, JHIT II (JHAM)
(B)(C)	9,204,825	182,071,447
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	16,452,402	166,827,351
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	23,873,604	110,534,787
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	15,935,346	90,990,823
Seaport Long/Short, Class NAV, JHIT
(Wellington)	2,523,963	28,874,140
Technical Opportunities, Class NAV, JHF II
(Wellington)	16,817,003	219,125,548
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$9,708,944,820)		$12,144,449,645
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Boardriders, Inc. (I)(J)	1,984	68,807
TOTAL COMMON STOCKS (Cost $62,580)		$68,807
ESCROW CERTIFICATES - 0.0%
Midstates Petroleum Company, Inc., 10.750%,
10/01/2020 (I)(J)	186,995	167
TOTAL ESCROW CERTIFICATES (Cost $167)		$167
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	8,484,500	8,452,284
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (H)	1,474	1,474
TOTAL SHORT-TERM INVESTMENTS (Cost $8,453,273)		$8,453,758

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Growth
Portfolio)
(Cost $9,717,460,840) - 100.0%	$12,152,972,377
Other assets and liabilities, net - 0.0%		(1,196,609)
TOTAL NET ASSETS - 100.0%	$12,151,775,768

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-18 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.4%
Equity - 53.5%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	5,924,765	$239,952,985
Capital Appreciation, Class NAV, JHF II
(Jennison)	13,112,345	233,268,615
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	45,518,618	533,023,018
Disciplined Value, Class NAV, JHF III
(Boston Partners)	13,332,756	285,320,969
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	3,668,794	49,858,908
Emerging Markets, Class NAV, JHF II (DFA)	16,923,592	187,851,874
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	16,835,117	192,762,087
Equity Income, Class NAV, JHF II
(T. Rowe Price)	18,353,935	369,831,793
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	10,584,794	134,003,487
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	5,603,012	288,330,976
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	17,905,295	201,613,625
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	13,960,726	153,986,804
International Growth, Class NAV, JHF III
(Wellington)	7,686,870	216,462,265
International Growth Stock, Class NAV, JHF II
(Invesco)	14,033,500	187,206,890
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	5,036,661	111,864,249
International Small Company, Class NAV, JHF II
(DFA)	8,924,069	112,621,754
International Strategic Equity Allocation,
Class NAV, JHF II (JHAM) (B)(C)	47,252,159	529,696,698
International Value, Class NAV, JHF II
(Templeton)	13,487,460	223,082,585
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	15,887,853	132,822,452
Mid Cap Stock, Class NAV, JHF II (Wellington)	11,560,315	281,031,253
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,497,455	344,562,217
New Opportunities, Class NAV, JHF II
(Brandywine/DFA/GW&K)	1,591,038	48,272,107
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,794,760	47,813,975
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	3,139,303	56,005,167

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 20

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Equity - (continued)
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	5,044,924	$56,150,001
Small Cap Value, Class NAV, JHF II
(Wellington)	3,635,364	79,323,639
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	1,795,932	52,764,495
Strategic Growth, Class NAV, JHF III (JHAM)
(B)(C)	12,512,048	238,604,751
U.S. Strategic Equity Allocation, Class NAV, JHF
II (JHAM) (B)(C)	51,293,618	630,911,498
Value Equity, Class NAV, JHIT (Barrow Hanley)	13,419,544	163,852,629
Fixed income - 37.1%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	12,430,732	117,346,111
Bond, Class NAV, JHSB (JHAM) (B)(C)	48,846,082	751,252,741
Core Bond, Class NAV, JHF II (Wells Capital)	20,077,049	252,368,503
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	34,525,205	309,000,588
Floating Rate Income, Class NAV, JHF II
(WAMCO)	38,323,865	322,686,941
Global Bond, Class NAV, JHF II (PIMCO)	4,612,194	58,667,109
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	12,883,400	113,373,921
High Yield, Class NAV, JHBT (JHAM) (B)(C)	30,875,769	104,977,615
High Yield, Class NAV, JHF II (WAMCO)	6,719,724	53,220,214
Real Return Bond, Class NAV, JHF II (PIMCO)	39,443,300	430,326,399
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	32,781,460	309,129,165
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	4,429,966	41,065,787
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	31,476,542	328,300,335
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	57,040,599	590,940,603
Total Return, Class NAV, JHF II (PIMCO)	43,104,780	569,414,137
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	6,950,385	76,732,250
Alternative and specialty - 8.8%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	19,476,359	175,481,998
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	25,586,111	271,980,361
Financial Industries, Class NAV, JHIT II (JHAM)
(B)(C)	7,391,227	146,198,467
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	17,657,076	179,042,750
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	16,874,496	78,128,917
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	10,397,646	59,370,560
Seaport Long/Short, Class NAV, JHIT
(Wellington)	2,562,184	29,311,380
Technical Opportunities, Class NAV, JHF II
(Wellington)	8,395,880	109,398,317

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$10,078,718,691)		$11,860,568,935
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Boardriders, Inc. (I)(J)	3,882	$134,629
TOTAL COMMON STOCKS (Cost $122,433)		$134,629
ESCROW CERTIFICATES - 0.0%
Midstates Petroleum Company, Inc., 10.750%,
10/01/2020 (I)(J)	365,847	328
TOTAL ESCROW CERTIFICATES (Cost $328)		$328
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.871%, 08/30/2018 *	30,418,000	30,325,400
U.S. Treasury Bill, 1.875%, 09/13/2018 *	16,818,300	16,754,441
U.S. Treasury Bill, 1.880%, 08/30/2018 *	30,418,000	30,325,400
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (H)	1,565	1,565
TOTAL SHORT-TERM INVESTMENTS (Cost $77,400,881)		$77,406,806

Total Investments (Multimanager Lifestyle
Balanced Portfolio)
(Cost $10,156,242,333) - 100.0%	$11,938,110,698
Other assets and liabilities, net - 0.0%		(1,638,804)
TOTAL NET ASSETS - 100.0%	$11,936,471,894

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-18 (unaudited)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	862,190	$34,918,692
Capital Appreciation, Class NAV, JHF II
(Jennison)	1,920,017	34,157,101
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	13,226,850	154,886,417
Disciplined Value, Class NAV, JHF III
(Boston Partners)	1,957,998	41,901,162
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	919,386	12,494,458
Emerging Markets, Class NAV, JHF II (DFA)	2,255,956	25,041,108
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	2,223,836	25,462,919
Equity Income, Class NAV, JHF II
(T. Rowe Price)	2,705,913	54,524,156
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	3,423,955	43,347,265
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	2,042,535	105,108,854

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 21

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO
(continued)

	Shares or
	Principal
	Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,518,964	$62,143,533
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	4,261,694	47,006,488
International Growth, Class NAV, JHF III
(Wellington)	1,078,535	30,371,538
International Growth Stock, Class NAV, JHF II
(Invesco)	3,191,160	42,570,078
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	848,001	18,834,093
International Small Company, Class NAV, JHF II
(DFA)	1,506,121	19,007,251
International Strategic Equity Allocation,
Class NAV, JHF II (JHAM) (B)(C)	10,751,632	120,525,797
International Value, Class NAV, JHF II
(Templeton)	2,103,875	34,798,093
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	3,149,865	26,332,869
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,087,969	50,758,538
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,498,901	58,816,531
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	633,704	11,305,282
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	1,018,162	11,332,146
Small Cap Value, Class NAV, JHF II
(Wellington)	1,344,768	29,342,844
Strategic Growth, Class NAV, JHF III (JHAM)
(B)(C)	1,795,303	34,236,425
U.S. Strategic Equity Allocation, Class NAV, JHF
II (JHAM) (B)(C)	9,755,837	119,996,796
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,965,188	23,994,951
Fixed income - 56.6%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	6,712,384	63,364,906
Bond, Class NAV, JHSB (JHAM) (B)(C)	19,455,591	299,226,990
Core Bond, Class NAV, JHF II (Wells Capital)	22,643,034	284,622,933
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	13,466,170	120,522,219
Floating Rate Income, Class NAV, JHF II
(WAMCO)	16,096,258	135,530,493
Global Bond, Class NAV, JHF II (PIMCO)	3,874,514	49,283,816
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	4,917,581	43,274,711
High Yield, Class NAV, JHBT (JHAM) (B)(C)	12,016,554	40,856,283
High Yield, Class NAV, JHF II (WAMCO)	2,615,314	20,713,284
Real Return Bond, Class NAV, JHF II (PIMCO)	16,125,373	175,927,817
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	11,869,254	111,927,066
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,455,578	13,493,205
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	11,184,544	116,654,792
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	20,267,731	209,973,697
Total Return, Class NAV, JHF II (PIMCO)	21,461,778	283,510,088

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO
(continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	2,705,253	$29,865,992
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	7,700,360	69,380,243
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	6,068,327	64,506,320
Enduring Assets, Class NAV, JHIT (Wellington)	1,478,843	17,568,659
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	6,975,601	70,732,592
Seaport Long/Short, Class NAV, JHIT
(Wellington)	832,769	9,526,881
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$3,213,247,736)		$3,503,678,372
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Boardriders, Inc. (I)(J)	1,476	51,189
TOTAL COMMON STOCKS (Cost $46,561)		$51,189
ESCROW CERTIFICATES - 0.0%
Midstates Petroleum Company, Inc., 10.750%,
10/01/2020 (I)(J)	139,130	125
TOTAL ESCROW CERTIFICATES (Cost $125)		$125
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.871%, 08/30/2018 *	8,963,000	8,935,714
U.S. Treasury Bill, 1.875%, 09/13/2018 *	6,229,600	6,205,946
U.S. Treasury Bill, 1.880%, 08/30/2018 *	8,963,000	8,935,714
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (H)	1,151	1,151
TOTAL SHORT-TERM INVESTMENTS (Cost $24,076,707)		$24,078,525

Total Investments (Multimanager Lifestyle
Moderate Portfolio)
(Cost $3,237,371,129) - 100.0%		$3,527,808,211
Other assets and liabilities, net - 0.0%		(782,366)
TOTAL NET ASSETS - 100.0%		$3,527,025,845

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-18 (unaudited)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 16.2%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	116,012	$4,698,472
Capital Appreciation, Class NAV, JHF II
(Jennison)	252,323	4,488,828

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 22

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO
(continued)

	Shares or
	Principal
	Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	6,455,118	$75,589,426
Disciplined Value, Class NAV, JHF III
(Boston Partners)	354,607	7,588,598
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	440,405	5,985,109
Emerging Markets, Class NAV, JHF II (DFA)	775,111	8,603,727
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	770,100	8,817,647
Equity Income, Class NAV, JHF II
(T. Rowe Price)	492,532	9,924,511
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	1,656,725	20,974,136
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	530,269	27,287,630
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	2,532,501	28,515,964
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	1,863,366	20,552,924
International Growth, Class NAV, JHF III
(Wellington)	419,832	11,822,479
International Growth Stock, Class NAV, JHF II
(Invesco)	939,017	12,526,492
International Strategic Equity Allocation,
Class NAV, JHF II (JHAM) (B)(C)	5,243,283	58,777,201
International Value, Class NAV, JHF II
(Templeton)	766,765	12,682,288
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	698,488	5,839,356
Mid Cap Stock, Class NAV, JHF II (Wellington)	627,298	15,249,611
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,133,934	19,061,427
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	640,882	7,133,017
Small Cap Value, Class NAV, JHF II
(Wellington)	481,630	10,509,166
Strategic Growth, Class NAV, JHF III (JHAM)
(B)(C)	236,066	4,501,776
U.S. Strategic Equity Allocation, Class NAV, JHF
II (JHAM) (B)(C)	2,799,998	34,439,979
Value Equity, Class NAV, JHIT (Barrow Hanley)	357,225	4,361,722
Fixed income - 73.4%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	5,193,671	49,028,259
Bond, Class NAV, JHSB (JHAM) (B)(C)	18,250,455	280,691,999
Core Bond, Class NAV, JHF II (Wells Capital)	20,773,605	261,124,216
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	10,548,662	94,410,522
Floating Rate Income, Class NAV, JHF II
(WAMCO)	15,323,246	129,021,733
Global Bond, Class NAV, JHF II (PIMCO)	4,361,584	55,479,345
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	3,604,985	31,723,864
High Yield, Class NAV, JHBT (JHAM) (B)(C)	7,660,096	26,044,327
High Yield, Class NAV, JHF II (WAMCO)	1,667,182	13,204,084
Real Return Bond, Class NAV, JHF II (PIMCO)	17,035,154	185,853,535

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO
(continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	11,536,705	$108,791,125
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	12,519,423	116,055,049
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	9,330,139	97,313,352
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	16,907,825	175,165,066
Total Return, Class NAV, JHF II (PIMCO)	19,813,272	261,733,321
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	1,724,263	19,035,866
Alternative and specialty - 9.7%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	8,714,969	78,521,869
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	4,333,890	46,069,256
Enduring Assets, Class NAV, JHIT (Wellington)	3,784,009	44,954,023
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	7,876,017	79,862,815
Seaport Long/Short, Class NAV, JHIT
(Wellington)	361,088	4,130,847
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$2,510,366,764)		$2,578,145,959
COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Boardriders, Inc. (I)(J)	1,226	42,517
TOTAL COMMON STOCKS (Cost $38,672)		$42,517
ESCROW CERTIFICATES - 0.0%
Midstates Petroleum Company, Inc., 10.750%,
10/01/2020 (I)(J)	115,555	103
TOTAL ESCROW CERTIFICATES (Cost $103)		$103
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.871%, 08/30/2018 *	6,611,000	6,590,875
U.S. Treasury Bill, 1.875%, 09/13/2018 *	5,057,000	5,037,799
U.S. Treasury Bill, 1.880%, 08/30/2018 *	6,611,000	6,590,875
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8098% (H)	1,175	1,175
TOTAL SHORT-TERM INVESTMENTS (Cost $18,219,355)		$18,220,724

Total Investments (Multimanager Lifestyle
Conservative Portfolio)
(Cost $2,528,624,894) - 100.0%		$2,596,409,303
Other assets and liabilities, net - 0.0%		(569,320)
TOTAL NET ASSETS - 100.0%		$2,595,839,983

Percentages are based upon net assets.

Security Abbreviations and Legend

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 23

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO
(continued)
JHIT	John Hancock Investment Trust
JHIT III	John Hancock Investment Trust III
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
JHBT	John Hancock Bond Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Fund.
(F)	Non-income producing.
(G)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(H)	The rate shown is the annualized seven-day yield as of 6-30-18.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 24

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 6-30-18 (unaudited)
	Multimanager	Multimanager	Multimanager	Multimanager	Multimanager
	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	—	$8,521,258	$77,540,198	$24,128,688	$18,262,169
Unaffiliated funds, at value	$1,156	1,474	1,565	1,151	1,175
Affiliated funds, at value	4,104,688,449	12,144,449,645	11,860,568,935	3,503,678,372	2,578,145,959
Total investments, at value	4,104,689,605	12,152,972,377	11,938,110,698	3,527,808,211	2,596,409,303
Dividends and interest receivable	64,818	199,021	218,523	68,409	43,619
Receivable for fund shares sold	763,802	1,193,810	979,660	574,773	521,941
Receivable for investments sold	10,310,203	35,404,388	28,986,525	7,904,127	10,249,707
Other assets	79,876	108,501	103,645	79,431	76,531
Total assets	4,115,908,304	12,189,878,097	11,968,399,051	3,536,434,951	2,607,301,101
Liabilities
Distributions payable	—	—	85,989	119,168	216,394
Payable for fund shares repurchased	10,956,780	37,138,384	30,868,078	8,955,464	10,976,798
Payable to affiliates
Accounting and legal services fees	228,451	671,132	656,174	193,052	141,865
Transfer agent fees	58,662	206,714	223,203	84,513	72,759
Distribution and service fees	9,533	18,437	20,097	7,035	5,309
Trustees’ fees	1,260	3,599	4,134	1,633	1,427
Other liabilities and accrued expenses	44,474	64,063	69,482	48,241	46,566
Total liabilities	11,299,160	38,102,329	31,927,157	9,409,106	11,461,118
Net assets	$4,104,609,144	$12,151,775,768	$11,936,471,894	$3,527,025,845	$2,595,839,983
Net assets consist of
Paid-in capital	$2,894,385,249	$9,256,876,752	$9,903,576,531	$3,179,777,996	$2,534,969,572
Undistributed net investment income (loss)	(1,386,582)	28,780,318	1,524,562	589,329	518,361
Accumulated net realized gain (loss) on investments	190,778,273	430,607,161	249,502,436	56,221,438	(7,432,359)
Net unrealized appreciation (depreciation) on investments	1,020,832,204	2,435,511,537	1,781,868,365	290,437,082	67,784,409
Net assets	$4,104,609,144	$12,151,775,768	$11,936,471,894	$3,527,025,845	$2,595,839,983
Unaffiliated investments, including repurchase agreements, at cost	—	8,514,546	77,522,077	24,122,242	18,256,955
Unaffiliated funds, at cost	1,156	1,474	1,565	1,151	1,175
Affiliated funds, at cost	3,083,856,245	9,708,944,820	10,078,718,691	3,213,247,736	$2,510,366,764
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$511,712,130	$1,713,977,290	$1,814,600,415	$669,626,362	$576,432,477
Shares outstanding	30,661,673	105,685,744	119,305,494	49,190,299	45,205,032
Net asset value and redemption price per share	$16.69	$16.22	$15.21	$13.61	$12.75
Class B1
Net assets	$7,958,984	$36,232,721	$36,727,304	$15,797,819	$13,055,267
Shares outstanding	477,697	2,235,770	2,416,871	1,161,499	1,023,196
Net asset value, offering price and redemption price per share	$16.66	$16.21	$15.20	$13.60	$12.76
Class C1
Net assets	$115,546,137	$510,473,307	$591,231,891	$246,727,093	$214,389,891
Shares outstanding	6,929,009	31,538,411	38,867,163	18,120,582	16,808,561
Net asset value, offering price and redemption price per share	$16.68	$16.19	$15.21	$13.62	$12.75
Class I
Net assets	$11,466,217	$36,723,318	$45,823,330	$12,386,558	$14,388,527
Shares outstanding	688,118	2,273,367	3,030,675	913,556	1,130,238
Net asset value, offering price and redemption price per share	$16.66	$16.15	$15.12	$13.56	$12.73
Class R1
Net assets	$6,603,561	$17,179,077	$16,184,522	$5,878,891	$6,878,097
Shares outstanding	395,764	1,056,261	1,069,154	432,572	539,796
Net asset value, offering price and redemption price per share	$16.69	$16.26	$15.14	$13.59	$12.74

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 25

STATEMENTS OF ASSETS AND LIABILITIES 6-30-18 (unaudited)
Continued
	Multimanager	Multimanager	Multimanager	Multimanager	Multimanager
	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Class R2
Net assets	$7,145,802	$15,109,370	$15,398,519	$4,769,962	$3,284,971
Shares outstanding	431,013	938,324	1,018,200	351,760	257,920
Net asset value, offering price and redemption price per share	$16.58	$16.10	$15.12	$13.56	$12.74
Class R3
Net assets	$8,759,379	$13,211,551	$17,572,854	$5,690,676	$3,938,079
Shares outstanding	526,952	816,867	1,158,375	418,899	309,564
Net asset value, offering price and redemption price per share	$16.62	$16.17	$15.17	$13.58	$12.72
Class R4
Net assets	$6,579,252	$8,908,739	$11,709,565	$4,803,794	$2,785,826
Shares outstanding	395,650	549,643	771,517	354,349	218,938
Net asset value, offering price and redemption price per share	$16.63	$16.21	$15.18	$13.56	$12.72
Class R5
Net assets	$6,015,547	$16,340,107	$16,988,986	$8,420,191	$4,698,392
Shares outstanding	360,774	1,005,485	1,117,669	620,442	369,049
Net asset value, offering price and redemption price per share	$16.67	$16.25	$15.20	$13.57	$12.73
Class R6
Net assets	$30,576,047	$86,962,545	$78,197,709	$26,376,368	$15,035,633
Shares outstanding	1,834,455	5,377,996	5,173,767	1,946,708	1,181,962
Net asset value, offering price and redemption price per share	$16.67	$16.17	$15.11	$13.55	$12.72
Class 1
Net assets	$3,392,246,088	$9,376,634,345	$9,128,655,120	$2,467,500,974	$1,740,952,823
Shares outstanding	203,855,124	579,873,409	604,139,510	181,838,445	136,824,577
Net asset value, offering price and redemption price per share	$16.64	$16.17	$15.11	$13.57	$12.72
Class 5
Net assets	—	$320,023,398	$163,381,679	$59,047,157	—
Shares outstanding	—	19,814,422	10,807,472	4,356,497	—
	—	$16.15	$15.12	$13.55	—
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.57	$17.07	$16.01	$14.33	$13.42
[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 26

STATEMENTS OF OPERATIONS For the six months ended 6-30-18 (unaudited)

	Multimanager	Multimanager	Multimanager	Multimanager	Multimanager
	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Interest	$10	$58,603	$195,664	$67,337	$53,605
Income distributions received from affiliated funds	2,781,174	42,524,683	78,980,213	31,805,685	28,388,764
Total investment income	2,781,184	42,583,286	79,175,877	31,873,022	28,442,369
Expenses
Investment management fees	2,575,881	7,098,832	7,272,232	2,169,176	1,634,406
Distribution and service fees	2,450,479	8,294,420	8,810,233	3,182,260	2,649,027
Accounting and legal services fees	323,703	955,336	936,113	276,232	203,770
Transfer agent fees	359,486	1,280,251	1,386,850	528,182	459,077
Trustees’ fees	35,335	105,395	104,111	31,236	23,503
Custodian fees	20,309	20,320	20,309	20,301	20,301
State registration fees	78,649	94,495	95,153	82,188	78,812
Printing and postage	31,217	81,660	74,808	33,858	29,308
Professional fees	53,175	112,384	113,392	52,176	45,584
Other	18,846	45,653	45,789	18,218	15,179
Total expenses	5,947,080	18,088,746	18,858,990	6,393,827	5,158,967
Less expense reductions	(1,779,314)	(4,285,778)	(4,016,916)	(1,100,044)	(752,053)
Net expenses	4,167,766	13,802,968	14,842,074	5,293,783	4,406,914
Net investment income (loss)	(1,386,582)	28,780,318	64,333,803	26,579,239	24,035,455
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated funds	16,062,567	79,917,229	72,470,135	28,912,991	13,686,993
Capital gain distributions received from affiliated funds	7,037,639	13,578,861	10,727,079	2,192,945	—
	23,100,206	93,496,090	83,197,214	31,105,936	13,686,993
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation assets and liabilities in
foreign currencies	—	6,712	18,121	6,446	5,214
Affiliated funds	29,088,042	(51,570,650)	(143,094,944)	(88,953,917)	(78,259,402)
	29,088,042	(51,563,938)	(143,076,823)	(88,947,471)	(78,254,188)
Net realized and unrealized gain (loss)	52,188,248	41,932,152	(59,879,609)	(57,841,535)	(64,567,195)
Increase (decrease) in net assets from operations	$50,801,666	$70,712,470	$4,454,194	$(31,262,296)	$(40,531,740)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 27

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle		Multimanager Lifestyle		Multimanager Lifestyle
	Aggressive Portfolio		Growth Portfolio		Balanced Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	6-30-18	Year ended	6-30-18	Year ended	6-30-18	Year ended
	(unaudited)	12-31-17	(unaudited)	12-31-17	(unaudited)	12-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,386,582)	$42,319,602	$28,780,318	$180,472,305	$64,333,803	$232,927,423
Net realized gain (loss)	23,100,206	433,174,281	93,496,090	1,105,943,599	83,197,214	890,230,751
Change in net unrealized appreciation (depreciation)	29,088,042	396,816,221	(51,563,938)	969,575,201	(143,076,823)	700,180,954
Increase (decrease) in net assets resulting from
operations	50,801,666	872,310,104	70,712,470	2,255,991,105	4,454,194	1,823,339,128
Distributions to shareholders
From net investment income
Class A	—	(3,646,118)	—	(19,802,476)	(7,132,489)	(28,483,192)
Class B	—	(9,936)	—	(234,447)	(25,759)	(410,994)
Class C	—	(146,045)	—	(3,242,022)	(414,217)	(6,299,154)
Class I	—	(98,275)	—	(550,048)	(247,612)	(747,213)
Class R1	—	(26,086)	—	(154,438)	(35,020)	(204,760)
Class R2	—	(37,134)	—	(143,411)	(53,400)	(214,087)
Class R3	—	(50,744)	—	(132,784)	(47,532)	(226,587)
Class R4	—	(70,310)	—	(148,281)	(54,735)	(253,066)
Class R5	—	(68,461)	—	(317,544)	(95,336)	(361,493)
Class R6	—	(314,535)	—	(1,179,126)	(455,440)	(1,212,237)
Class 1	—	(37,942,285)	—	(150,224,009)	(53,267,095)	(192,067,901)
Class 5	—	—	—	(4,800,561)	(980,606)	(3,191,062)
From net realized gain
Class A	—	(39,385,250)	—	(116,759,804)	—	(100,770,250)
Class B	—	(800,649)	—	(3,118,726)	—	(2,562,018)
Class C	—	(11,769,057)	—	(43,127,064)	—	(39,489,874)
Class I	—	(774,499)	—	(2,616,580)	—	(2,531,067)
Class R1	—	(500,804)	—	(1,251,950)	—	(924,611)
Class R2	—	(454,536)	—	(916,237)	—	(792,379)
Class R3	—	(793,934)	—	(964,788)	—	(970,223)
Class R4	—	(639,842)	—	(777,551)	—	(729,505)
Class R5	—	(515,988)	—	(1,461,106)	—	(1,037,691)
Class R6	—	(2,275,330)	—	(5,273,023)	—	(3,980,157)
Class 1	—	(283,356,257)	—	(687,474,222)	—	(544,063,698)
Class 5	—	—	—	(21,309,492)	—	(9,039,027)
Total distributions	—	(383,676,075)	—	(1,065,979,690)	(62,809,241)	(940,562,246)
From portfolio share transactions
Portfolio share transactions	(226,796,800)	(208,805,463)	(818,616,614)	(856,881,292)	(771,153,009)	(1,093,819,887)
Total from portfolio share transactions	(226,796,800)	(208,805,463)	(818,616,614)	(856,881,292)	(771,153,009)	(1,093,819,887)
Total increase (decrease)	(175,995,134)	279,828,566	(747,904,144)	333,130,123	(829,508,056)	(211,043,005)
Net assets
Beginning of period	4,280,604,278	4,000,775,712	12,899,679,912	12,566,549,789	12,765,979,950	12,977,022,955
End of period	$4,104,609,144	$4,280,604,278	$12,151,775,768	$12,899,679,912	$11,936,471,894	$12,765,979,950
Undistributed net investment income (loss)	$(1,386,582)	—	$28,780,318	—	$1,524,562	—

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 28

STATEMENTS OF CHANGES IN NET ASSETS
Continued
	Multimanager Lifestyle		Multimanager Lifestyle
	Moderate Portfolio		Conservative Portfolio
	Six months		Six months
	ended		ended
	6-30-18	Year ended	6-30-18	Year ended
	(unaudited)	12-31-17	(unaudited)	12-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$26,579,239	$81,787,949	$24,035,455	$66,559,789
Net realized gain (loss)	31,105,936	160,963,712	13,686,993	57,944,633
Change in net unrealized appreciation (depreciation)	(88,947,471)	167,895,212	(78,254,188)	89,546,885
Increase (decrease) in net assets resulting from operations	(31,262,296)	410,646,873	(40,531,740)	214,051,307
Distributions to shareholders
From net investment income
Class A	(4,176,345)	(13,122,758)	(4,630,936)	(12,586,671)
Class B	(43,640)	(247,892)	(59,952)	(247,626)
Class C	(687,904)	(3,715,222)	(983,275)	(3,713,003)
Class I	(95,770)	(256,162)	(134,694)	(329,156)
Class R1	(26,477)	(97,985)	(42,890)	(114,893)
Class R2	(27,270)	(100,716)	(24,343)	(52,539)
Class R3	(29,322)	(102,218)	(28,766)	(87,356)
Class R4	(33,492)	(128,939)	(24,271)	(95,853)
Class R5	(71,257)	(213,977)	(44,671)	(142,590)
Class R6	(210,058)	(613,121)	(150,263)	(357,695)
Class 1	(20,097,132)	(62,035,952)	(17,393,033)	(49,052,835)
Class 5	(491,243)	(1,408,409)	—	—
From net realized gain
Class A	—	(28,906,924)	—	(7,289,747)
Class B	—	(825,491)	—	(201,255)
Class C	—	(12,558,582)	—	(3,130,221)
Class I	—	(586,806)	—	(176,714)
Class R1	—	(258,345)	—	(76,649)
Class R2	—	(186,763)	—	(24,432)
Class R3	—	(273,150)	—	(53,976)
Class R4	—	(209,322)	—	(50,582)
Class R5	—	(397,368)	—	(56,772)
Class R6	—	(1,036,595)	—	(188,692)
Class 1	—	(112,572,656)	—	(23,369,847)
Class 5	—	(2,594,852)	—	—
Total distributions	(25,989,910)	(242,450,205)	(23,517,094)	(101,399,104)
From portfolio share transactions
Portfolio share transactions	(217,317,842)	(376,449,368)	(212,756,900)	(386,543,256)
Total from portfolio share transactions	(217,317,842)	(376,449,368)	(212,756,900)	(386,543,256)
Total increase (decrease)	(274,570,048)	(208,252,700)	(276,805,734)	(273,891,053)
Net assets
Beginning of period	3,801,595,893	4,009,848,593	2,872,645,717	3,146,536,770
End of period	$3,527,025,845	$3,801,595,893	$2,595,839,983	$2,872,645,717
Undistributed net investment income (loss)	$589,329	—	$518,361	—

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS 29

Financial highlights

Multimanager Lifestyle Aggressive Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)[3]	tions ($)	period ($)	(%)[4,5]	(%)[6]	(%)[6]	(loss) (%)[2]	(in millions)	(%)
Multimanager Lifestyle Aggressive Portfolio
Class A
6-30-2018[7]	16.52	(0.03)	0.20	0.17	—	—	—	16.69	1.03[8]	0.56[9]	0.47[9]	(0.34)[9]	512	5
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	(1.18)	14.72	6.92	0.53	0.47	0.78	419	31
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	(1.19)	14.87	(1.54)	0.52	0.47	0.64	411	15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	(0.35)	16.29	4.39	0.53	0.47	0.59	393	18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	(0.34)	15.94	25.70	0.54	0.52	0.58	337	21
Class B
6-30-2018[7]	16.55	(0.09)	0.20	0.11	—	—	—	16.66	0.66[8]	1.26[9]	1.17[9]	(1.05)[9]	8	5
12-31-2017	14.75	(0.02)	3.26	3.24	(0.01)	(1.43)	(1.44)	16.55	21.97	1.25	1.18	(0.10)	10	23
12-31-2016	14.90	(0.01)	0.93	0.92	(0.01)	(1.06)	(1.07)	14.75	6.15	1.23	1.19	(0.08)	12	31
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	(1.07)	14.90	(2.31)	1.24	1.21	(0.26)	16	15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	(0.22)	16.33	3.58	1.28	1.26	(0.36)	22	18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	(0.21)	15.98	24.73	1.32[10]	1.32	(0.33)	27	21
Class C
6-30-2018[7]	16.57	(0.09)	0.20	0.11	—	—	—	16.68	0.66[8]	1.26[9]	1.17[9]	(1.05)[9]	116	5
12-31-2017	14.76	—[11]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
12-31-2016	14.92	—[11]	0.91	0.91	(0.01)	(1.06)	(1.07)	14.76	6.07	1.23	1.19	0.01	155	31
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	(1.07)	14.92	(2.19)	1.22	1.19	(0.11)	167	15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	(0.23)	16.33	3.56	1.23	1.21	(0.19)	169	18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	(0.22)	15.99	24.90	1.24	1.23	(0.17)	159	21
Class I
6-30-2018[7]	16.47	—[11]	0.19	0.19	—	—	—	16.66	1.15[8]	0.26[9]	0.17[9]	(0.04)[9]	11	5
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	(1.22)	14.67	7.18	0.22	0.17	1.25	4	31
12-31-2015[12]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	(1.24)	14.83	(5.98)[8]	0.20[9]	0.17[9]	2.56[9]	3	15[13]
Class R1
6-30-2018[7]	16.55	(0.06)	0.20	0.14	—	—	—	16.69	0.85[8]	0.90[9]	0.82[9]	(0.68)[9]	7	5
12-31-2017	14.74	0.05	3.26	3.31	(0.07)	(1.43)	(1.50)	16.55	22.44	0.89	0.82	0.33	6	23
12-31-2016	14.90	0.05	0.91	0.96	(0.06)	(1.06)	(1.12)	14.74	6.48	0.88	0.84	0.35	6	31
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	(1.13)	14.90	(1.89)	0.89	0.86	0.12	7	15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	(0.27)	16.32	3.82	1.02	1.00	(0.18)[9]	8	18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	(0.27)	15.98	25.18	0.95	0.94	0.10	10	21
Class R2
6-30-2018[7]	16.42	(0.04)	0.20	0.16	—	—	—	16.58	0.97[8]	0.68[9]	0.60[9]	(0.46)[9]	7	5
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	(1.16)	14.64	6.78	0.62	0.58	0.67	7	31
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	(1.17)	14.80	(1.65)	0.65	0.60	0.44	5	15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	(0.33)	16.22	4.19	1.01	0.62	0.85	5	18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	(0.32)	15.88	25.66	1.59	0.62	0.89	2	21
Class R3
6-30-2018[7]	16.48	(0.05)	0.19	0.14	—	—	—	16.62	0.85[8]	0.80[9]	0.72[9]	(0.59)[9]	9	5
12-31-2017	14.68	0.23	3.09	3.32	(0.09)	(1.43)	(1.52)	16.48	22.58	0.80	0.73	1.38	10	23
12-31-2016	14.84	0.07	0.91	0.98	(0.08)	(1.06)	(1.14)	14.68	6.59	0.77	0.73	0.45	5	31
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	(1.14)	14.84	(1.86)	0.81	0.78	0.34	6	15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	(0.28)	16.27	3.94	0.94	0.92	(0.06)	7	18
12-31-2013	12.93	—[11]	3.27	3.27	(0.03)	(0.25)	(0.28)	15.92	25.29	0.85	0.85	0.02	9	21
Class R4
6-30-2018[7]	16.45	(0.02)	0.20	0.18	—	—	—	16.63	1.09[8]	0.51[9]	0.33[9]	(0.20)[9]	7	5
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	(1.20)	14.66	7.10	0.47	0.33	0.76	7	31
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	(1.21)	14.81	(1.46)	0.51	0.38	0.60	6	15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	(0.34)	16.24	4.25	0.68	0.56	0.53	7	18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	(0.33)	15.90	25.76	0.59	0.48	0.45	8	21
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 30

Multimanager Lifestyle Aggressive Portfolio (continued)

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)[3]	tions ($)	period ($)	(%)[4,5]	(%)[6]	(%)[6]	(loss) (%)[2]	(in millions)	(%)
Class R5
6-30-2018[7]	16.48	—[11]	0.19	0.19	—	—	—	16.67	1.15[8]	0.21[9]	0.13[9]	—[9,14]	6	5
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
12-31-2016	14.83	0.15	0.93	1.08	(0.17)	(1.06)	(1.23)	14.68	7.30	0.17	0.13	1.01	7	31
12-31-2015	16.26	0.13	(0.31)	(0.18)	(0.16)	(1.09)	(1.25)	14.83	(1.25)	0.19	0.16	0.81	8	15
12-31-2014	15.92	0.12	0.61	0.73	(0.13)	(0.26)	(0.39)	16.26	4.56	0.28	0.26	0.75	12	18
12-31-2013	12.92	0.12	3.25	3.37	(0.12)	(0.25)	(0.37)	15.92	26.08	0.25	0.25	0.81	11	21
Class R6
6-30-2018[7]	16.47	—[11]	0.20	0.20	—	—	—	16.67	1.21[8]	0.16[9]	0.08[9]	0.06[9]	31	5
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16	0.93	1.09	(0.18)	(1.06)	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
12-31-2015	16.23	0.18	(0.33)	(0.15)	(0.17)	(1.09)	(1.26)	14.82	(1.07)	0.13	0.06	1.12	21	15
12-31-2014	15.89	0.20	0.56	0.76	(0.16)	(0.26)	(0.42)	16.23	4.76	0.26	0.06	1.24	15	18
12-31-2013	12.89	0.18	3.21	3.39	(0.14)	(0.25)	(0.39)	15.89	26.30	0.38	0.11	1.26	5	21
Class 1
6-30-2018[7]	16.45	—[11]	0.19	0.19	—	—	—	16.64	1.16[8]	0.20[9]	0.11[9]	0.02[9]	3,392	5
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16	0.91	1.07	(0.17)	(1.06)	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31
12-31-2015	16.22	0.16	(0.32)	(0.16)	(0.16)	(1.09)	(1.25)	14.81	(1.12)	0.14	0.11	0.94	3,560	15
12-31-2014	15.88	0.14	0.61	0.75	(0.15)	(0.26)	(0.41)	16.22	4.71	0.13	0.11	0.88	3,937	18
12-31-2013	12.89	0.13	3.25	3.38	(0.14)	(0.25)	(0.39)	15.88	26.23	0.11	0.11	0.91	4,048	21

1. Based on average daily shares outstanding.
2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3. Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
4. Does not reflect the effect of sales charges, if any.
5. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.62%, 0.53%-3.43%, 0.66%-3.77%, 0.66%-2.99%, 0.67%-2.85%, and 0.69%-3.11% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14, and 12-31-13, respectively.
7. Six months ended 6-30-18. Unaudited.
8. Not annualized.
9. Annualized.
10. Includes the impact of expense recapture which amounted to 0.04% of average net assets for Class B shares.
11. Less than $0.005 per share.
12. The inception date for Class I shares is 5-1-15.
13. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
14. Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 31

Financial highlights continued

Multimanager Lifestyle Growth Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Multimanager Lifestyle Growth Portfolio
Class A
6-30-2018[6]	16.16	0.02	0.04	0.06	—	—	—	16.22	0.37[7]	0.54[8]	0.47[8]	0.21[8]	1,714	4
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	(1.12)	14.77	6.69	0.52	0.47	1.19	1,587	28
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	(1.24)	14.89	(1.45)	0.51	0.47	1.17	1,611	15
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	(0.47)	16.35	4.48	0.52	0.47	1.14	1,535	16
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	(0.39)	16.09	21.81	0.53	0.52	1.13	1,274	20
Class B
6-30-2018[6]	16.20	(0.04)	0.05	0.01	—	—	—	16.21	0.06[7]	1.24[8]	1.17[8]	(0.51)[8]	36	4
12-31-2017	14.82	0.05	2.61	2.66	(0.09)	(1.19)	(1.28)	16.20	17.94	1.24	1.18	0.31	46	24
12-31-2016	14.94	0.06	0.82	0.88	(0.08)	(0.92)	(1.00)	14.82	5.92	1.22	1.19	0.37	57	28
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	(1.12)	14.94	(2.09)	1.22	1.19	0.30	76	15
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	(0.35)	16.39	3.65	1.23	1.21	0.23	100	16
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	(0.27)	16.14	20.93	1.24	1.24	0.29	119	20
Class C
6-30-2018[6]	16.18	(0.04)	0.05	0.01	—	—	—	16.19	0.06[7]	1.24[8]	1.17[8]	(0.51)[8]	510	4
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	(1.00)	14.80	5.93	1.22	1.19	0.45	670	28
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	(1.12)	14.92	(2.09)	1.21	1.19	0.42	730	15
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	(0.35)	16.37	3.66	1.22	1.20	0.38	739	16
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	(0.27)	16.12	20.88	1.23	1.23	0.39	646	20
Class I
6-30-2018[6]	16.07	0.04	0.04	0.08	—	—	—	16.15	0.50[7]	0.25[8]	0.18[8]	0.50[8]	37	4
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	(1.16)	14.69	6.97	0.21	0.17	2.27	16	28
12-31-2015[9]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	(1.29)	14.82	(5.17)[7]	0.20[8]	0.17[8]	2.11[8]	6	15[10]
Class R1
6-30-2018[6]	16.23	(0.01)	0.04	0.03	—	—	—	16.26	0.18[7]	0.89[8]	0.82[8]	(0.14)[8]	17	4
12-31-2017	14.83	0.13	2.61	2.74	(0.15)	(1.19)	(1.34)	16.23	18.45	0.87	0.82	0.79	18	24
12-31-2016	14.96	0.13	0.80	0.93	(0.14)	(0.92)	(1.06)	14.83	6.24	0.85	0.81	0.83	18	28
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	(1.18)	14.96	(1.73)	0.86	0.83	0.76	20	15
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	(0.40)	16.41	4.04	0.89	0.87	0.62	22	16
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	(0.33)	16.15	21.36	0.88	0.88	0.69	23	20
Class R2
6-30-2018[6]	16.05	0.01	0.04	0.05	—	—	—	16.10	0.31[7]	0.62[8]	0.55[8]	0.14[8]	15	4
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	(1.10)	14.68	6.56	0.61	0.58	1.14	18	28
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	(1.22)	14.81	(1.55)	0.62	0.59	1.09	15	15
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	(0.44)	16.27	4.29	0.73	0.62	1.07	12	16
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	(0.37)	16.02	21.67	0.90[11]	0.62	1.72	9	20
Class R3
6-30-2018[6]	16.13	—[12]	0.04	0.04	—	—	—	16.17	0.25[7]	0.73[8]	0.66[8]	0.01[8]	13	4
12-31-2017	14.75	0.17	2.57	2.74	(0.17)	(1.19)	(1.36)	16.13	18.54	0.78	0.73	1.05	14	24
12-31-2016	14.87	0.14	0.82	0.96	(0.16)	(0.92)	(1.08)	14.75	6.44	0.74	0.71	0.91	14	28
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	(1.20)	14.87	(1.70)	0.77	0.74	0.71	18	15
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	(0.41)	16.33	4.09	0.82	0.80	0.69	23	16
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	(0.34)	16.08	21.45	0.79	0.79	0.79	24	20
Class R4
6-30-2018[6]	16.14	0.03	0.04	0.07	—	—	—	16.21	0.43[7]	0.50[8]	0.33[8]	0.34[8]	9	4
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	(1.14)	14.75	6.85	0.46	0.33	1.18	15	28
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	(1.26)	14.87	(1.30)	0.47	0.34	1.10	19	15
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	(0.48)	16.33	4.49	0.51	0.39	1.26	29	16
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	(0.40)	16.08	21.99	0.50	0.40	1.20	24	20

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIOS 32

Multimanager Lifestyle Growth Portfolio (continued)

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Class R5
6-30-2018[6]	16.16	0.04	0.05	0.09	—	—	—	16.25	0.56[7]	0.20[8]	0.13[8]	0.55[8]	16	4
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	(1.17)	14.77	7.05	0.16	0.13	1.40	21	28
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	(1.30)	14.89	(1.10)	0.16	0.14	1.34	28	15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	(0.52)	16.35	4.71	0.19	0.17	1.34	38	16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	(0.43)	16.10	22.29	0.18	0.18	1.40	37	20
Class R6
6-30-2018[6]	16.08	0.05	0.04	0.09	—	—	—	16.17	0.56[7]	0.15[8]	0.08[8]	0.61[8]	87	4
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	(1.31)	14.82	(1.04)	0.11	0.06	1.63	47	15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	(0.54)	16.28	4.86	0.17	0.06	1.81	37	16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	(0.44)	16.03	22.31	0.19	0.11	1.95	19	20
Class 1
6-30-2018[6]	16.08	0.05	0.04	0.09	—	—	—	16.17	0.56[7]	0.19[8]	0.12[8]	0.56[8]	9,377	4
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	(1.30)	14.83	(1.02)	0.13	0.11	1.46	10,420	15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	(0.53)	16.28	4.80	0.13	0.11	1.41	11,576	16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	(0.44)	16.03	22.31	0.11	0.11	1.45	11,766	20
Class 5
6-30-2018[6]	16.06	0.05	0.04	0.09	—	—	—	16.15	0.56[7]	0.14[8]	0.07[8]	0.62[8]	320	4
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	(1.31)	14.81	(0.98)	0.08	0.06	1.57	243	15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	(0.54)	16.26	4.86	0.08	0.06	1.53	233	16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	(0.45)	16.01	22.31	0.06	0.06	1.60	201	20
1. Based on average daily shares outstanding.
2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3. Does not reflect the effect of sales charges, if any.
4. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.38%-1.56%, 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, and 0.63%-3.11% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6. Six months ended 6-30-18. Unaudited.
7. Not annualized.
8. Annualized.
9. The inception date for Class I shares is 5-1-15.
10. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11. Includes the impact of expense recapture which amounted to 0.01% of average net assets for Class R2 shares.
12. Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO 33

Financial highlights continued

Multimanager Lifestyle Balanced Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Multimanager Lifestyle Balanced Portfolio
Class A
6-30-2018[6]	15.29	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	15.21	(0.13)[7]	0.55[8]	0.48[8]	0.81[8]	1,815	4
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	(0.95)	14.32	6.73	0.52	0.47	1.64	1,782	23
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	(1.01)	14.31	(1.54)	0.51	0.47	1.69	1,843	13
12-31-2014	15.36	0.28	0.34	0.62	(0.27)	(0.16)	(0.43)	15.55	4.00	0.52	0.47	1.77	1,786	15
12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	(0.39)	15.36	15.76	0.53	0.51	1.69	1,461	19
Class B
6-30-2018[6]	15.28	0.01	(0.08)	(0.07)	(0.01)	—	(0.01)	15.20	(0.45)[7]	1.25[8]	1.18[8]	0.08[8]	37	4
12-31-2017	14.32	0.12	1.88	2.00	(0.14)	(0.90)	(1.04)	15.28	13.93	1.24	1.19	0.75	47	27
12-31-2016	14.31	0.12	0.74	0.86	(0.15)	(0.70)	(0.85)	14.32	5.99	1.22	1.19	0.83	59	23
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	(0.90)	14.31	(2.20)	1.22	1.19	0.85	78	13
12-31-2014	15.35	0.13	0.37	0.50	(0.15)	(0.16)	(0.31)	15.54	3.21	1.24	1.22	0.85	98	15
12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	(0.28)	15.35	14.84	1.28	1.28	0.81	116	19
Class C
6-30-2018[6]	15.30	0.01	(0.09)	(0.08)	(0.01)	—	(0.01)	15.21	(0.52)[7]	1.25[8]	1.18[8]	0.08[8]	591	4
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	(0.85)	14.33	5.99	1.22	1.19	0.90	792	23
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	(0.90)	14.32	(2.19)	1.21	1.19	0.95	876	13
12-31-2014	15.37	0.16	0.33	0.49	(0.15)	(0.16)	(0.31)	15.55	3.18	1.22	1.20	1.00	892	15
12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	(0.28)	15.37	14.93	1.23	1.23	0.96	767	19
Class I
6-30-2018[6]	15.20	0.08	(0.08)	—	(0.08)	—	(0.08)	15.12	0.01[7]	0.25[8]	0.19[8]	1.11[8]	46	4
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	(1.00)	14.24	7.01	0.21	0.17	2.42	17	23
12-31-2015[9]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	(1.02)	14.24	(4.70)[7]	0.20[8]	0.17[8]	3.26[8]	6	13[10]
Class R1
6-30-2018[6]	15.22	0.04	(0.09)	(0.05)	(0.03)	—	(0.03)	15.14	(0.31)[7]	0.89[8]	0.82[8]	0.47[8]	16	4
12-31-2017	14.26	0.19	1.86	2.05	(0.19)	(0.90)	(1.09)	15.22	14.39	0.88	0.83	1.21	17	27
12-31-2016	14.25	0.19	0.72	0.91	(0.20)	(0.70)	(0.90)	14.26	6.39	0.86	0.83	1.28	16	23
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	(0.95)	14.25	(1.86)	0.86	0.84	1.27	17	13
12-31-2014	15.30	0.19	0.35	0.54	(0.20)	(0.16)	(0.36)	15.48	3.52	0.92	0.91	1.22	20	15
12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	(0.33)	15.30	15.23	0.90	0.90	1.21	19	19
Class R2
6-30-2018[6]	15.20	0.05	(0.08)	(0.03)	(0.05)	—	(0.05)	15.12	(0.18)[7]	0.65[8]	0.58[8]	0.72[8]	15	4
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	(0.94)	14.25	6.66	0.61	0.58	1.57	16	23
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	(0.99)	14.24	(1.66)	0.63	0.59	1.58	14	13
12-31-2014	15.29	0.29	0.30	0.59	(0.24)	(0.16)	(0.40)	15.48	3.87	0.79	0.62	1.86	10	15
12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	(0.37)	15.29	15.59	1.09[11]	0.62	2.30	5	19
Class R3
6-30-2018[6]	15.25	0.04	(0.08)	(0.04)	(0.04)	—	(0.04)	15.17	(0.25)[7]	0.77[8]	0.71[8]	0.59[8]	18	4
12-31-2017	14.29	0.20	1.87	2.07	(0.21)	(0.90)	(1.11)	15.25	14.47	0.78	0.73	1.31	18	27
12-31-2016	14.28	0.20	0.72	0.92	(0.21)	(0.70)	(0.91)	14.29	6.48	0.75	0.72	1.38	22	23
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	(0.97)	14.28	(1.75)	0.76	0.74	1.30	24	13
12-31-2014	15.33	0.20	0.36	0.56	(0.22)	(0.16)	(0.38)	15.51	3.64	0.80	0.78	1.27	30	15
12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	(0.35)	15.33	15.43	0.77	0.77	1.31	35	19
Class R4
6-30-2018[6]	15.26	0.07	(0.08)	(0.01)	(0.07)	—	(0.07)	15.18	(0.06)[7]	0.51[8]	0.34[8]	0.94[8]	12	4
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	(0.97)	14.29	6.90	0.46	0.33	1.68	21	23
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	(1.03)	14.28	(1.42)	0.47	0.34	1.57	24	13
12-31-2014	15.33	0.28	0.35	0.63	(0.28)	(0.16)	(0.44)	15.52	4.12	0.49	0.37	1.78	40	15
12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	(0.41)	15.33	15.90	0.46	0.35	1.76	77	19

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 34

Multimanager Lifestyle Balanced Portfolio (continued)

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Class R5
6-30-2018[6]	15.28	0.09	(0.08)	0.01	(0.09)	—	(0.09)	15.20	0.04[7]	0.20[8]	0.14[8]	1.15[8]	17	4
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	(1.00)	14.31	7.10	0.16	0.13	1.86	17	23
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	(1.06)	14.30	(1.16)	0.16	0.14	1.88	29	13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	(0.47)	15.53	4.25	0.19	0.17	1.96	41	15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	(0.44)	15.35	16.20	0.17	0.17	1.93	41	19
Class R6
6-30-2018[6]	15.20	0.09	(0.09)	—	(0.09)	—	(0.09)	15.11	0.00[7]	0.15[8]	0.09[8]	1.21[8]	78	4
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.08)	0.11	0.06	2.27	66	13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	(0.49)	15.47	4.38	0.16	0.06	2.29	39	15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	(0.45)	15.29	16.26	0.17	0.11	2.49	21	19
Class 1
6-30-2018[6]	15.19	0.09	(0.08)	0.01	(0.09)	—	(0.09)	15.11	0.05[7]	0.19[8]	0.13[8]	1.16[8]	9,129	4
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	(1.07)	14.23	(1.13)	0.13	0.11	1.99	10,678	13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	(0.48)	15.46	4.33	0.13	0.11	2.02	12,041	15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	(0.45)	15.28	16.18	0.11	0.11	2.00	12,284	19
Class 5
6-30-2018[6]	15.20	0.09	(0.08)	0.01	(0.09)	—	(0.09)	15.12	0.07[7]	0.14[8]	0.08[8]	1.22[8]	163	4
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.07)	0.08	0.06	2.09	141	13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	(0.49)	15.47	4.38	0.08	0.06	2.14	139	15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	(0.46)	15.29	16.31	0.06	0.06	2.15	118	19
1. Based on average daily shares outstanding.
2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3. Does not reflect the effect of sales charges, if any.
4. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.38%-1.56%, 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%- 2.85%, and 0.62%-3.11% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6. Six months ended 6-30-18. Unaudited.
7. Not annualized.
8. Annualized.
9. The inception date for Class I shares is 5-1-15.
10. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11. Includes the impact of expense recapture which amounted to 0.005% of average net assets for Class R2 shares.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 35

Financial highlights continued

Multimanager Lifestyle Moderate Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Multimanager Lifestyle Moderate Portfolio
Class A
6-30-2018[6]	13.83	0.09	(0.22)	(0.13)	(0.09)	—	(0.09)	13.61	(0.97)[7]	0.55[8]	0.49[8]	1.27[8]	670	4
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	(0.68)	13.30	6.52	0.51	0.48	2.06	680	25
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	(0.75)	13.13	(1.67)	0.51	0.47	2.21	680	11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	(0.70)	14.11	3.63	0.52	0.47	2.36	662	14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	(0.39)	14.29	10.05	0.53	0.52	2.22	551	17
Class B
6-30-2018[6]	13.82	0.04	(0.22)	(0.18)	(0.04)	—	(0.04)	13.60	(1.33)[7]	1.25[8]	1.19[8]	0.53[8]	16	4
12-31-2017	13.28	0.15	1.17	1.32	(0.17)	(0.61)	(0.78)	13.82	9.96	1.25	1.20	1.08	20	28
12-31-2016	13.13	0.17	0.56	0.73	(0.19)	(0.39)	(0.58)	13.28	5.61	1.21	1.19	1.27	25	25
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	(0.65)	13.13	(2.33)	1.22	1.20	1.36	30	11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	(0.59)	14.10	2.84	1.25	1.24	1.43	39	14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	(0.29)	14.28	9.23	1.26	1.25	1.36	45	17
Class C
6-30-2018[6]	13.83	0.04	(0.21)	(0.17)	(0.04)	—	(0.04)	13.62	(1.25)[7]	1.25[8]	1.19[8]	0.53[8]	247	4
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	(0.58)	13.30	5.69	1.21	1.19	1.30	354	25
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	(0.65)	13.14	(2.32)	1.21	1.19	1.46	392	11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	(0.59)	14.11	2.79	1.22	1.21	1.59	411	14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	(0.29)	14.30	9.34	1.23	1.23	1.47	366	17
Class I
6-30-2018[6]	13.78	0.11	(0.22)	(0.11)	(0.11)	—	(0.11)	13.56	(0.83)[7]	0.26[8]	0.20[8]	1.57[8]	12	4
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	(0.72)	13.25	6.78	0.20	0.18	2.77	5	25
12-31-2015[9]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	(0.74)	13.09	(4.13)[7]	0.19[8]	0.17[8]	3.55[8]	2	11[10]
Class R1
6-30-2018[6]	13.81	0.06	(0.22)	(0.16)	(0.06)	—	(0.06)	13.59	(1.15)[7]	0.88[8]	0.82[8]	0.94[8]	6	4
12-31-2017	13.27	0.21	1.16	1.37	(0.22)	(0.61)	(0.83)	13.81	10.38	0.87	0.83	1.52	6	28
12-31-2016	13.12	0.22	0.57	0.79	(0.25)	(0.39)	(0.64)	13.27	6.03	0.84	0.82	1.67	7	25
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	(0.69)	13.12	(1.99)	0.87	0.85	1.77	8	11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	(0.63)	14.09	3.07	1.01	1.00	1.65	8	14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	(0.34)	14.28	9.55	0.94	0.94	1.68	10	17
Class R2
6-30-2018[6]	13.78	0.08	(0.22)	(0.14)	(0.08)	—	(0.08)	13.56	(1.03)[7]	0.67[8]	0.61[8]	1.16[8]	5	4
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	(0.67)	13.25	6.35	0.60	0.58	1.98	7	25
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	(0.73)	13.09	(1.72)	0.64	0.60	2.12	6	11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	(0.68)	14.06	3.41	1.02	0.62	2.50	4	14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	(0.38)	14.25	9.92	1.68[11]	0.62	2.82	2	17
Class R3
6-30-2018[6]	13.80	0.07	(0.22)	(0.15)	(0.07)	—	(0.07)	13.58	(1.10)[7]	0.77[8]	0.71[8]	1.02[8]	6	4
12-31-2017	13.27	0.24	1.14	1.38	(0.24)	(0.61)	(0.85)	13.80	10.39	0.78	0.74	1.70	7	28
12-31-2016	13.11	0.24	0.57	0.81	(0.26)	(0.39)	(0.65)	13.27	6.18	0.74	0.72	1.78	8	25
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	(0.71)	13.11	(1.89)	0.78	0.76	1.82	8	11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	(0.65)	14.08	3.16	0.89	0.87	1.82	10	14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	(0.35)	14.27	9.70	0.84	0.84	1.82	11	17
Class R4
6-30-2018[6]	13.78	0.10	(0.22)	(0.12)	(0.10)	—	(0.10)	13.56	(0.91)[7]	0.52[8]	0.36[8]	1.41[8]	5	4
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	(0.70)	13.24	6.53	0.45	0.34	2.07	8	25
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	(0.76)	13.09	(1.50)	0.48	0.36	2.15	10	11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	(0.71)	14.06	3.60	0.57	0.45	2.36	14	14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	(0.40)	14.25	10.17	0.55	0.44	2.19	13	17

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO 36

Multimanager Lifestyle Moderate Portfolio (continued)

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Class R5
6-30-2018[6]	13.79	0.11	(0.22)	(0.11)	(0.11)	—	(0.11)	13.57	(0.81)[7]	0.21[8]	0.15[8]	1.60[8]	8	4
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	(0.73)	13.26	6.82	0.15	0.13	2.31	9	25
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	(0.79)	13.10	(1.29)	0.18	0.16	2.47	11	11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	(0.73)	14.07	3.78	0.27	0.26	2.45	12	14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	(0.43)	14.26	10.39	0.25	0.25	2.53	13	17
Class R6
6-30-2018[6]	13.77	0.11	(0.22)	(0.11)	(0.11)	—	(0.11)	13.55	(0.78)[7]	0.16[8]	0.10[8]	1.68[8]	26	4
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	(0.81)	13.08	(1.20)	0.11	0.06	2.74	30	11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	(0.76)	14.05	3.99	0.21	0.06	2.90	20	14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	(0.45)	14.24	10.49	0.32	0.11	3.22	11	17
Class 1
6-30-2018[6]	13.79	0.11	(0.22)	(0.11)	(0.11)	—	(0.11)	13.57	(0.80)[7]	0.20[8]	0.14[8]	1.61[8]	2,468	4
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	(0.80)	13.10	(1.25)	0.13	0.11	2.50	3,005	11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	(0.75)	14.07	3.93	0.12	0.11	2.62	3,455	14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	(0.45)	14.26	10.55	0.11	0.11	2.51	3,562	17
Class 5
6-30-2018[6]	13.77	0.11	(0.22)	(0.11)	(0.11)	—	(0.11)	13.55	(0.78)[7]	0.15[8]	0.09[8]	1.67[8]	59	4
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	(0.81)	13.08	(1.27)	0.08	0.06	2.61	52	11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	(0.76)	14.06	4.06	0.07	0.06	2.72	52	14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	(0.46)	14.24	10.54	0.06	0.06	2.62	48	17

1. Based on average daily shares outstanding.
2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3. Does not reflect the effect of sales charges, if any.
4. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.38%-1.56%, 0.38%-3.43%, 0.60%-3.77%, 0.57%-2.99%, 0.55%-2.85%, and 0.62%-3.11% for the periods ended 6-30-18, 12-31-17,12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6. Six months ended 6-30-18. Unaudited.
7. Not annualized.
8. Annualized.
9. The inception date for Class I shares is 5-1-15.
10. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11. Includes the impact of expense recapture which amounted to 0.01% of average net assets for Class R2 shares.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO 37

Financial highlights continued

Multimanager Lifestyle Conservative Portfolio

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Multimanager Lifestyle Conservative Portfolio
Class A
6-30-2018[6]	13.06	0.10	(0.31)	(0.21)	(0.10)	—	(0.10)	12.75	(1.59)[7]	0.56[8]	0.50[8]	1.61[8]	576	4
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	(0.49)	12.60	5.40	0.51	0.48	2.26	607	23
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	(0.65)	12.42	(1.74)	0.51	0.47	2.47	576	10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	(0.85)	13.30	3.44	0.53	0.47	2.67	600	22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	(0.38)	13.68	4.66	0.54	0.52	2.44	530	17
Class B
6-30-2018[6]	13.07	0.06	(0.31)	(0.25)	(0.06)	—	(0.06)	12.76	(1.94)[7]	1.26[8]	1.20[8]	0.86[8]	13	4
12-31-2017	12.61	0.16	0.64	0.80	(0.18)	(0.16)	(0.34)	13.07	6.35	1.25	1.21	1.24	17	26
12-31-2016	12.43	0.18	0.40	0.58	(0.19)	(0.21)	(0.40)	12.61	4.66	1.21	1.19	1.42	23	23
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	(0.55)	12.43	(2.39)	1.22	1.20	1.64	30	10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	(0.74)	13.30	2.65	1.25	1.24	1.75	39	22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	(0.28)	13.68	3.87	1.26	1.26	1.65	47	17
Class C
6-30-2018[6]	13.06	0.06	(0.31)	(0.25)	(0.06)	—	(0.06)	12.75	(1.94)[7]	1.26[8]	1.20[8]	0.87[8]	214	4
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	(0.40)	12.61	4.74	1.21	1.19	1.48	310	23
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	(0.55)	12.42	(2.47)	1.21	1.19	1.73	349	10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	(0.74)	13.30	2.66	1.23	1.21	1.91	378	22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	(0.28)	13.68	3.98	1.24	1.24	1.71	355	17
Class I
6-30-2018[6]	13.04	0.12	(0.31)	(0.19)	(0.12)	—	(0.12)	12.73	(1.45)[7]	0.26[8]	0.21[8]	1.94[8]	14	4
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	(0.53)	12.58	5.73	0.20	0.18	3.04	11	23
12-31-2015[9]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	(0.63)	12.40	(3.40)[7]	0.19[8]	0.17[8]	3.84[8]	4	10[10]
Class R1
6-30-2018[6]	13.05	0.08	(0.31)	(0.23)	(0.08)	—	(0.08)	12.74	(1.77)[7]	0.90[8]	0.84[8]	1.30[8]	7	4
12-31-2017	12.59	0.21	0.64	0.85	(0.23)	(0.16)	(0.39)	13.05	6.74	0.89	0.85	1.62	6	26
12-31-2016	12.41	0.24	0.39	0.63	(0.24)	(0.21)	(0.45)	12.59	5.04	0.86	0.84	1.90	9	23
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	(0.60)	12.41	(2.11)	0.87	0.86	1.95	8	10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	(0.78)	13.29	2.86	1.00	0.99	2.14	10	22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	(0.32)	13.68	4.31	0.91	0.91	1.97	9	17
Class R2
6-30-2018[6]	13.04	0.10	(0.30)	(0.20)	(0.10)	—	(0.10)	12.74	(1.57)[7]	0.71[8]	0.65[8]	1.53[8]	3	4
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	(0.48)	12.59	5.39	0.60	0.58	1.95	4	23
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	(0.64)	12.40	(1.86)	0.65	0.61	2.31	5	10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	(0.83)	13.28	3.21	1.13	0.62	3.30	5	22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	(0.37)	13.67	4.67	2.55	0.62	2.86	2	17
Class R3
6-30-2018[6]	13.03	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)	12.72	(1.69)[7]	0.72[8]	0.67[8]	1.43[8]	4	4
12-31-2017	12.57	0.23	0.64	0.87	(0.25)	(0.16)	(0.41)	13.03	6.91	0.73	0.69	1.79	5	26
12-31-2016	12.39	0.25	0.40	0.65	(0.26)	(0.21)	(0.47)	12.57	5.19	0.69	0.68	1.94	6	23
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	(0.62)	12.39	(1.94)	0.76	0.75	2.04	8	10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	(0.80)	13.26	3.01	0.88	0.86	2.21	11	22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	(0.34)	13.65	4.39	0.75	0.75	2.18	11	17
Class R4
6-30-2018[6]	13.03	0.11	(0.31)	(0.20)	(0.11)	—	(0.11)	12.72	(1.53)[7]	0.51[8]	0.36[8]	1.70[8]	3	4
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	(0.51)	12.58	5.56	0.45	0.34	2.35	6	23
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	(0.67)	12.40	(1.56)	0.50	0.38	2.37	6	10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	(0.85)	13.27	3.36	0.63	0.51	2.62	9	22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	(0.39)	13.66	4.72	0.58	0.48	2.51	9	17
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO 38

Multimanager Lifestyle Conservative Portfolio (continued)

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in-
		vestment operations			Less distributions					Ratios to average net assets
			Net real-
	Net asset		ized and										Net
	value,	Net	unrealized	Total from				Net asset		Expenses	Expenses	Net	assets,
	beginning	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	investment	end of	Portfolio
	of period	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	($)	(loss) ($)[1,2]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[2]	(in millions)	(%)
Class R5
6-30-2018[6]	13.04	0.13	(0.32)	(0.19)	(0.12)	—	(0.12)	12.73	(1.43)[7]	0.21[8]	0.16[8]	1.96[8]	5	4
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	(0.54)	12.58	5.77	0.15	0.13	2.53	7	23
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	(0.70)	12.40	(1.41)	0.18	0.16	2.70	8	10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	(0.89)	13.28	3.64	0.26	0.24	2.75	13	22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	(0.43)	13.67	5.03	0.17	0.17	2.70	15	17
Class R6
6-30-2018[6]	13.03	0.13	(0.31)	(0.18)	(0.13)	—	(0.13)	12.72	(1.40)[7]	0.16[8]	0.11[8]	1.99[8]	15	4
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	(0.71)	12.39	(1.34)	0.13	0.06	2.95	13	10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	(0.91)	13.27	3.87	0.42	0.06	3.41	8	22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	(0.44)	13.65	5.05	0.43	0.11	3.19	5	17
Class 1
6-30-2018[6]	13.03	0.13	(0.31)	(0.18)	(0.13)	—	(0.13)	12.72	(1.42)[7]	0.20[8]	0.15[8]	1.96[8]	1,741	4
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	(0.70)	12.39	(1.39)	0.13	0.11	2.79	2,241	10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	(0.90)	13.27	3.74	0.13	0.11	2.94	2,584	22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	(0.44)	13.66	5.12	0.11	0.11	2.77	2,758	17

1. Based on average daily shares outstanding.
2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3. Does not reflect the effect of sales charges, if any.
4. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.38%-1.56%, 0.38%-3.43%, 0.60%-3.77%, 0.62%-2.99%, 0.62%-2.85%, and 0.62%-3.11% for the periods ended 6-30-18, 12-31-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively.
6. Six months ended 6-30-18. Unaudited.
7. Not annualized.
8. Annualized.
9. The inception date for Class I shares is 5-1-15.
10. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO 39

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Multimanager Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Multimanager Lifestyle Portfolios operate as "funds of funds", investing in Class NAV shares of affiliated underlying funds of the Trust, other funds in the John Hancock funds complex and other permitted investments, including other unaffiliated funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolios' prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objectives of the portfolios are as follows:

Multimanager Lifestyle Aggressive Portfolio

To seek long-term growth of capital. Current income is not a consideration.

Multimanager Lifestyle Growth Portfolio

To seek long-term growth of capital. Current income is also a consideration.

Multimanager Lifestyle Balanced Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Multimanager Lifestyle Moderate Portfolio

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Multimanager Lifestyle Conservative Portfolio

To seek a high level of current income with some consideration given to growth of capital.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       40

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2018, all investments held in the Multimanager Lifestyle Aggressive Portfolio are categorized as Level 1 under the hierarchy described above. The following is a summary of the values by input classification of the remaining portfolios as of June 30, 2018, by major security category or type:

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$12,144,449,645	$12,144,449,645	—	—
Common stocks	68,807	—	—	$68,807
Escrow certificates	167	—	—	167
Short-term investments	8,453,758	1,474	$8,452,284	—
Total investments in securities	$12,152,972,377	$12,144,451,119	$8,452,284	$68,974

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$11,860,568,935	$11,860,568,935	—	—
Common stocks	134,629	—	—	$134,629
Escrow certificates	328	—	—	328
Short-term investments	77,406,806	1,565	$77,405,241	—
Total investments in securities	$11,938,110,698	$11,860,570,500	$77,405,241	$134,957

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$3,503,678,372	$3,503,678,372	—	—
Common stocks	51,189	—	—	$51,189
Escrow certificates	125	—	—	125
Short-term investments	24,078,525	1,151	$24,077,374	—
Total investments in securities	$3,527,808,211	$3,503,679,523	$24,077,374	$51,314

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       41

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$2,578,145,959	$2,578,145,959	—	—
Common stocks	42,517	—	—	$42,517
Escrow certificates	103	—	—	103
Short-term investments	18,220,724	1,175	$18,219,549	—
Total investments in securities	$2,596,409,303	$2,578,147,134	$18,219,549	$42,620

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2018, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended June 30, 2018 were as follows:

Portfolio
Multimanager Lifestyle Aggressive Portfolio	$3,803
Multimanager Lifestyle Growth Portfolio	$9,618
Multimanager Lifestyle Balanced Portfolio	$9,586
Multimanager Lifestyle Moderate Portfolio	$3,556
Multimanager Lifestyle Conservative Portfolio	$2,941

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2017, the portfolios have no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2018, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,145,813,837	$962,236,355	($3,360,587)	$958,875,768
Multimanager Lifestyle Growth Portfolio	9,951,854,314	2,250,870,105	(49,752,042)	2,201,118,063
Multimanager Lifestyle Balanced Portfolio	10,417,001,302	1,618,601,711	(97,492,315)	1,521,109,396

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       42

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Moderate Portfolio	$3,283,725,137	$288,637,752	($44,554,678)	$244,083,074
Multimanager Lifestyle Conservative Portfolio	2,571,869,082	72,608,959	(48,068,738)	24,540,221

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT (excluding 500 Index Trust, Total Bond Market Trust and International Equity Index Trust) and John Hancock Funds III.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2019, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to May 1, 2018, the Advisor had contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expired on April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       43

Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average net assets and 0.49% of the portfolio's average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2018, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of the total expenses in the Statements of operations:

	Expense Reimbursement by Class
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$213,112	$3,746	$57,564	$4,748	$2,741	$2,902	$3,797	$3,013	$2,565	$12,610	$1,468,920	$$	$1,775,718
Multimanager Lifestyle Growth Portfolio	582,080	13,917	200,411	13,332	6,021	5,040	4,707	3,362	6,856	28,464	3,307,657	108,967	4,280,814
Multimanager Lifestyle Balanced Portfolio	591,766	13,461	217,532	15,361	5,241	4,948	5,674	3,893	5,626	25,009	3,068,977	53,449	4,010,937
Multimanager Lifestyle Moderate Portfolio	203,117	5,260	83,220	3,808	1,806	1,426	1,881	1,445	2,748	7,605	767,314	18,019	1,097,649
Multimanager Lifestyle Conservative Portfolio	162,782	4,062	66,029	3,965	1,840	832	1,164	844	1,258	4,325	503,426	—	750,527

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2018 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate	Portfolio	Annual effective rate
Multimanager Lifestyle Aggressive Portfolio	0.04%	Multimanager Lifestyle Moderate Portfolio	0.06%
Multimanager Lifestyle Growth Portfolio	0.04%	Multimanager Lifestyle Conservative Portfolio	0.07%
Multimanager Lifestyle Balanced Portfolio	0.05%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2018 amounted to an annual rate of 0.02% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for the six months ended June 30, 2018:

Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	3,596
Multimanager Lifestyle Growth Portfolio	4,964
Multimanager Lifestyle Balanced Portfolio	5,979
Multimanager Lifestyle Moderate Portfolio	2,395
Multimanager Lifestyle Conservative Portfolio	1,526

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2018:

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	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Net sales charges	$227,755	$709,966	$554,461	$191,496	$116,479
Retained for printing prospectus, advertising and sales literature	36,423	112,275	89,368	31,517	19,061
Sales commission to unrelated broker-dealers	176,389	558,743	426,293	155,195	91,492
Sales commission to affiliated sales personnel	14,943	38,948	38,800	4,784	5,926

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2018, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Multimanager Lifestyle Aggressive Portfolio	$168	$1,422	$6,539
Multimanager Lifestyle Growth Portfolio	427	6,536	22,265
Multimanager Lifestyle Balanced Portfolio	332	9,912	13,500
Multimanager Lifestyle Moderate Portfolio	152	2,059	6,465
Multimanager Lifestyle Conservative Portfolio	961	4,774	4,793

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2018 were:

	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$759,212	$271,062
	Class B	44,892	4,801
	Class C	687,602	73,573
	Class I	—	6,112
	Class R1	24,090	390
	Class R2	17,900	414
	Class R3	29,031	542
	Class R4	12,609	431
	Class R5	1,569	366
	Class R6	—	1,795
	Class 1	873,574	—
	Total	$2,450,479	$359,486
Multimanager Lifestyle Growth Portfolio	Class A	$2,556,109	$912,304
	Class B	205,289	21,951
	Class C	2,946,475	315,309
	Class I	—	21,138
	Class R1	65,131	1,061
	Class R2	34,844	885
	Class R3	40,233	827
	Class R4	17,337	595
	Class R5	5,284	1,211
	Class R6	—	4,970
	Class 1	2,423,718	—
	Total	$8,294,420	$1,280,251
Multimanager Lifestyle Balanced Portfolio	Class A	$2,722,561	$971,641

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       45

	Class	Distribution and service fees	Transfer agent fees
	Class B	$207,925	$22,234
	Class C	3,348,266	358,246
	Class I	—	25,472
	Class R1	58,924	965
	Class R2	37,483	911
	Class R3	53,708	1,043
	Class R4	21,310	717
	Class R5	4,415	1,037
	Class R6	—	4,584
	Class 1	2,355,641	—
	Total	$8,810,233	$1,386,850
Multimanager Lifestyle Moderate Portfolio	Class A	$1,010,358	$360,551
	Class B	87,620	9,367
	Class C	1,384,131	148,064
	Class I	—	6,834
	Class R1	21,527	360
	Class R2	11,955	284
	Class R3	19,260	376
	Class R4	8,570	288
	Class R5	2,116	548
	Class R6	—	1,510
	Class 1	636,723	—
	Total	$3,182,260	$528,182
Multimanager Lifestyle Conservative Portfolio	Class A	$879,698	$313,868
	Class B	73,412	7,843
	Class C	1,191,732	127,458
	Class I	—	7,688
	Class R1	24,263	397
	Class R2	8,081	181
	Class R3	11,756	253
	Class R4	5,326	182
	Class R5	1,081	272
	Class R6	—	935
	Class 1	453,678	—
	Total	$2,649,027	$459,077

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

Multimanager Lifestyle Aggressive Portfolio

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,540,609	$59,995,849	5,617,520	$91,981,847
Distributions reinvested	—	—	2,578,555	42,623,359
Repurchased	(3,081,049)	(52,015,872)	(6,456,267)	(105,416,080)
Net increase	459,560	$7,979,977	1,739,808	$29,189,126
Class B shares
Sold	7,401	$125,676	4,662	$74,260
Distributions reinvested	—	—	48,697	806,424
Repurchased	(139,597)	(2,357,236)	(271,069)	(4,406,913)
Net decrease	(132,196)	$(2,231,560)	(217,710)	$(3,526,229)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       46

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	385,666	$6,497,057	749,533	$12,229,733
Distributions reinvested	—	—	712,525	11,806,499
Repurchased	(2,387,507)	(40,494,026)	(3,062,423)	(50,044,209)
Net decrease	(2,001,841)	$(33,996,969)	(1,600,365)	$(26,007,977)
Class I shares
Sold	231,718	$3,860,495	438,208	$7,062,073
Distributions reinvested	—	—	50,587	833,668
Repurchased	(125,799)	(2,112,733)	(181,937)	(2,975,221)
Net increase	105,919	$1,747,762	306,858	$4,920,520
Class R1 shares
Sold	44,335	$746,969	88,815	$1,421,357
Distributions reinvested	—	—	29,403	486,616
Repurchased	(31,790)	(537,915)	(167,378)	(2,736,947)
Net increase (decrease)	12,545	$209,054	(49,160)	$(828,974)
Class R2 shares
Sold	117,909	$2,015,332	168,708	$2,751,681
Distributions reinvested	—	—	12,094	198,705
Repurchased	(37,413)	(622,340)	(283,831)	(4,764,901)
Net increase (decrease)	80,496	$1,392,992	(103,029)	$(1,814,515)
Class R3 shares
Sold	71,922	$1,204,174	378,150	$6,590,339
Distributions reinvested	—	—	51,255	844,678
Repurchased	(152,676)	(2,589,384)	(174,111)	(2,811,122)
Net increase (decrease)	(80,754)	$(1,385,210)	255,294	$4,623,895
Class R4 shares
Sold	33,412	$559,240	152,919	$2,643,321
Distributions reinvested	—	—	43,144	710,152
Repurchased	(130,434)	(2,218,840)	(176,369)	(2,921,118)
Net increase (decrease)	(97,022)	$(1,659,600)	19,694	$432,355
Class R5 shares
Sold	33,651	$568,545	115,888	$1,887,685
Distributions reinvested	—	—	35,464	584,449
Repurchased	(70,717)	(1,178,979)	(200,358)	(3,292,457)
Net decrease	(37,066)	$(610,434)	(49,006)	$(820,323)
Class R6 shares
Sold	273,845	$4,572,663	833,753	$14,064,504
Distributions reinvested	—	—	157,247	2,589,865
Repurchased	(195,978)	(3,288,081)	(467,291)	(7,492,057)
Net increase	77,867	$1,284,582	523,709	$9,162,312
Class 1 shares
Sold	1,048,562	$17,720,216	1,406,786	$22,745,635
Distributions reinvested	—	—	19,531,826	321,298,542
Repurchased	(12,954,617)	(217,247,610)	(34,586,204)	(568,179,830)
Net decrease	(11,906,055)	$(199,527,394)	(13,647,592)	$(224,135,653)
Total net decrease	(13,518,547)	$(226,796,800)	(12,821,499)	$(208,805,463)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       47

Multimanager Lifestyle Growth Portfolio

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,158,497	$150,579,026	15,165,500	$244,872,557
Distributions reinvested	—	—	8,326,828	134,561,591
Repurchased	(9,838,332)	(161,251,863)	(24,560,965)	(395,218,460)
Net decrease	(679,835)	$(10,672,837)	(1,068,637)	$(15,784,312)
Class B shares
Sold	15,788	$260,382	31,325	$506,733
Distributions reinvested	—	—	200,581	3,251,425
Repurchased	(595,078)	(9,772,025)	(1,290,765)	(20,875,884)
Net decrease	(579,290)	$(9,511,643)	(1,058,859)	$(17,117,726)
Class C shares
Sold	1,273,137	$20,844,323	2,992,558	$48,040,582
Distributions reinvested	—	—	2,821,341	45,677,535
Repurchased	(8,617,912)	(141,498,182)	(12,237,423)	(197,048,126)
Net decrease	(7,344,775)	$(120,653,859)	(6,423,524)	$(103,330,009)
Class I shares
Sold	538,586	$8,765,035	1,890,472	$30,401,836
Distributions reinvested	—	—	186,006	2,989,115
Repurchased	(611,621)	(9,988,962)	(837,229)	(13,601,187)
Net increase (decrease)	(73,035)	$(1,223,927)	1,239,249	$19,789,764
Class R1 shares
Sold	69,955	$1,155,812	207,327	$3,319,334
Distributions reinvested	—	—	77,057	1,251,404
Repurchased	(152,829)	(2,512,535)	(344,535)	(5,595,453)
Net decrease	(82,874)	$(1,356,723)	(60,151)	$(1,024,715)
Class R2 shares
Sold	194,630	$3,219,692	309,784	$4,884,745
Distributions reinvested	—	—	43,353	695,821
Repurchased	(92,267)	(1,514,130)	(770,210)	(12,283,948)
Net increase (decrease)	102,363	$1,705,562	(417,073)	$(6,703,382)
Class R3 shares
Sold	75,904	$1,240,018	422,222	$7,134,166
Distributions reinvested	—	—	67,853	1,094,475
Repurchased	(136,248)	(2,241,134)	(540,507)	(8,748,630)
Net decrease	(60,344)	$(1,001,116)	(50,432)	$(519,989)
Class R4 shares
Sold	26,029	$425,672	181,095	$3,033,575
Distributions reinvested	—	—	57,363	925,832
Repurchased	(186,591)	(3,087,990)	(557,213)	(9,010,011)
Net decrease	(160,562)	$(2,662,318)	(318,755)	$(5,050,604)
Class R5 shares
Sold	92,025	$1,513,443	355,760	$5,768,965
Distributions reinvested	—	—	109,917	1,777,353
Repurchased	(425,247)	(6,886,292)	(573,327)	(9,414,525)
Net decrease	(333,222)	$(5,372,849)	(107,650)	$(1,868,207)
Class R6 shares
Sold	1,065,480	$17,188,909	2,815,654	$46,447,644
Distributions reinvested	—	—	401,253	6,452,149
Repurchased	(522,527)	(8,508,020)	(1,151,118)	(18,238,042)
Net increase	542,953	$8,680,889	2,065,789	$34,661,751

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       48

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	651,979	$10,647,119	1,429,243	$22,735,451
Distributions reinvested	—	—	52,095,661	837,698,231
Repurchased	(42,402,158)	(691,479,204)	(101,889,364)	(1,651,200,932)
Net decrease	(41,750,179)	$(680,832,085)	(48,364,460)	$(790,767,250)
Class 5 shares
Sold	533,956	$8,755,764	951,268	$15,271,925
Distributions reinvested	—	—	1,625,782	26,110,053
Repurchased	(275,671)	(4,471,472)	(647,517)	(10,548,591)
Net increase	258,285	$4,284,292	1,929,533	$30,833,387
Total net decrease	(50,160,515)	$(818,616,614)	(52,634,970)	$(856,881,292)

Multimanager Lifestyle Balanced Portfolio

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,083,589	$155,438,979	17,131,269	$263,047,925
Distributions reinvested	467,453	7,108,157	8,343,537	127,664,279
Repurchased	(11,647,509)	(179,208,021)	(29,466,158)	(451,038,779)
Net decrease	(1,096,467)	$(16,660,885)	(3,991,352)	$(60,326,575)
Class B shares
Sold	12,332	$189,829	16,349	$251,046
Distributions reinvested	1,651	25,091	189,939	2,902,963
Repurchased	(646,963)	(9,945,812)	(1,281,000)	(19,654,113)
Net decrease	(632,980)	$(9,730,892)	(1,074,712)	$(16,500,104)
Class C shares
Sold	1,319,142	$20,311,452	2,847,965	$43,610,005
Distributions reinvested	27,077	411,848	2,967,164	45,407,794
Repurchased	(9,405,037)	(144,735,555)	(14,183,453)	(217,530,769)
Net decrease	(8,058,818)	$(124,012,255)	(8,368,324)	$(128,512,970)
Class I shares
Sold	713,560	$10,920,795	2,581,334	$39,547,914
Distributions reinvested	15,218	230,038	200,493	3,050,707
Repurchased	(657,592)	(10,046,549)	(1,024,366)	(15,696,069)
Net increase	71,186	$1,104,284	1,757,461	$26,902,552
Class R1 shares
Sold	96,530	$1,475,119	312,969	$4,720,455
Distributions reinvested	1,746	26,430	55,706	848,312
Repurchased	(135,851)	(2,090,359)	(384,680)	(5,843,892)
Net decrease	(37,575)	$(588,810)	(16,005)	$(275,125)
Class R2 shares
Sold	176,404	$2,741,600	314,730	$4,778,514
Distributions reinvested	1,956	29,571	31,619	481,011
Repurchased	(108,471)	(1,675,436)	(513,861)	(7,740,860)
Net increase (decrease)	69,889	$1,095,735	(167,512)	$(2,481,335)
Class R3 shares
Sold	147,447	$2,251,740	592,798	$9,367,871
Distributions reinvested	3,123	47,372	78,138	1,192,000
Repurchased	(153,606)	(2,350,146)	(1,019,609)	(15,605,771)
Net decrease	(3,036)	$(51,034)	(348,673)	$(5,045,900)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       49

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	74,478	$1,138,105	233,604	$3,561,182
Distributions reinvested	3,611	54,800	64,351	982,571
Repurchased	(180,663)	(2,816,439)	(869,858)	(13,436,185)
Net decrease	(102,574)	$(1,623,534)	(571,903)	$(8,892,432)
Class R5 shares
Sold	154,675	$2,378,216	420,562	$6,472,850
Distributions reinvested	6,274	95,336	91,468	1,398,996
Repurchased	(288,049)	(4,445,842)	(457,341)	(7,058,888)
Net increase (decrease)	(127,100)	$(1,972,290)	54,689	$812,958
Class R6 shares
Sold	965,173	$14,640,312	3,024,727	$47,044,927
Distributions reinvested	30,110	454,962	341,326	5,189,355
Repurchased	(602,580)	(9,204,166)	(1,678,034)	(25,532,920)
Net increase	392,703	$5,891,108	1,688,019	$26,701,362
Class 1 shares
Sold	573,040	$8,799,915	2,759,688	$42,257,757
Distributions reinvested	3,526,278	53,267,095	48,413,429	736,131,599
Repurchased	(44,882,032)	(686,352,553)	(111,555,142)	(1,708,781,600)
Net decrease	(40,782,714)	$(624,285,543)	(60,382,025)	$(930,392,244)
Class 5 shares
Sold	297,015	$4,548,428	399,935	$6,136,748
Distributions reinvested	64,873	980,606	803,817	12,230,089
Repurchased	(381,642)	(5,847,927)	(923,929)	(14,176,911)
Net increase (decrease)	(19,754)	$(318,893)	279,823	$4,189,926
Total net decrease	(50,327,240)	$(771,153,009)	(71,140,514)	$(1,093,819,887)

Multimanager Lifestyle Moderate Portfolio

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,951,715	$54,536,616	8,789,068	$123,137,817
Distributions reinvested	296,331	4,042,191	2,931,465	40,629,430
Repurchased	(5,125,758)	(70,733,795)	(12,766,591)	(178,192,591)
Net decrease	(877,712)	$(12,154,988)	(1,046,058)	$(14,425,344)
Class B shares
Sold	6,897	$94,744	15,356	$210,668
Distributions reinvested	2,949	40,158	70,758	978,476
Repurchased	(274,754)	(3,796,264)	(545,365)	(7,628,688)
Net decrease	(264,908)	$(3,661,362)	(459,251)	$(6,439,544)
Class C shares
Sold	601,230	$8,306,320	1,329,883	$18,567,591
Distributions reinvested	48,826	665,874	1,135,537	15,724,675
Repurchased	(4,170,179)	(57,447,975)	(7,471,515)	(104,498,128)
Net decrease	(3,520,123)	$(48,475,781)	(5,006,095)	$(70,205,862)
Class I shares
Sold	249,362	$3,417,056	1,008,829	$14,041,839
Distributions reinvested	6,295	85,566	55,646	767,942
Repurchased	(351,211)	(4,841,773)	(423,057)	(5,899,022)
Net increase (decrease)	(95,554)	$(1,339,151)	641,418	$8,910,759

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       50

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	33,967	$465,906	96,322	$1,336,115
Distributions reinvested	1,521	20,716	20,474	283,026
Repurchased	(51,401)	(704,079)	(206,501)	(2,853,837)
Net decrease	(15,913)	$(217,457)	(89,705)	$(1,234,696)
Class R2 shares
Sold	51,368	$710,750	174,742	$2,409,926
Distributions reinvested	1,276	17,343	13,221	182,765
Repurchased	(25,519)	(351,369)	(408,144)	(5,691,898)
Net increase (decrease)	27,125	$376,724	(220,181)	$(3,099,207)
Class R3 shares
Sold	59,099	$815,797	180,953	$2,583,411
Distributions reinvested	2,155	29,322	27,161	375,368
Repurchased	(115,683)	(1,587,992)	(311,289)	(4,303,484)
Net decrease	(54,429)	$(742,873)	(103,175)	$(1,344,705)
Class R4 shares
Sold	28,759	$394,497	151,489	$2,123,279
Distributions reinvested	2,465	33,492	24,489	338,261
Repurchased	(41,004)	(564,959)	(432,763)	(6,123,485)
Net decrease	(9,780)	$(136,970)	(256,785)	$(3,661,945)
Class R5 shares
Sold	38,351	$527,841	170,056	$2,379,183
Distributions reinvested	5,238	71,257	44,247	611,345
Repurchased	(115,307)	(1,575,456)	(206,669)	(2,897,287)
Net increase (decrease)	(71,718)	$(976,358)	7,634	$93,241
Class R6 shares
Sold	376,393	$5,146,731	705,875	$9,868,960
Distributions reinvested	15,394	209,071	119,324	1,646,556
Repurchased	(241,622)	(3,319,201)	(1,252,502)	(17,547,735)
Net increase (decrease)	150,165	$2,036,601	(427,303)	$(6,032,219)
Class 1 shares
Sold	1,960,845	$26,974,158	1,234,967	$17,288,322
Distributions reinvested	1,477,370	20,097,132	12,637,330	174,608,608
Repurchased	(14,322,438)	(196,983,391)	(33,947,036)	(474,087,600)
Net decrease	(10,884,223)	$(149,912,101)	(20,074,739)	$(282,190,670)
Class 5 shares
Sold	112,792	$1,546,910	372,117	$5,184,343
Distributions reinvested	36,166	491,244	289,965	4,003,261
Repurchased	(300,263)	(4,152,280)	(429,047)	(6,006,780)
Net increase (decrease)	(151,305)	$(2,114,126)	233,035	$3,180,824
Total net decrease	(15,768,375)	$(217,317,842)	(26,801,205)	$(376,449,368)

Multimanager Lifestyle Conservative Portfolio

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,811,174	$49,304,357	9,427,193	$122,760,783
Distributions reinvested	348,998	4,469,642	1,462,009	19,077,400
Repurchased	(5,750,772)	(74,416,606)	(12,270,255)	(159,711,625)
Net decrease	(1,590,600)	$(20,642,607)	(1,381,053)	$(17,873,442)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       51

		Six months ended 6-30-18		Year ended 12-31-17
	Shares	Amount	Shares	Amount
Class B shares
Sold	18,867	$243,484	19,696	$256,259
Distributions reinvested	4,223	54,059	30,473	397,788
Repurchased	(285,129)	(3,691,008)	(576,101)	(7,511,063)
Net decrease	(262,039)	$(3,393,465)	(525,932)	$(6,857,016)
Class C shares
Sold	585,695	$7,584,497	1,579,318	$20,573,457
Distributions reinvested	65,572	838,969	444,969	5,808,094
Repurchased	(3,819,725)	(49,323,924)	(6,635,568)	(86,483,398)
Net decrease	(3,168,458)	$(40,900,458)	(4,611,281)	$(60,101,847)
Class I shares
Sold	360,947	$4,651,815	694,997	$9,009,024
Distributions reinvested	9,769	124,946	37,733	491,323
Repurchased	(377,437)	(4,889,187)	(494,484)	(6,413,392)
Net increase (decrease)	(6,721)	$(112,426)	238,246	$3,086,955
Class R1 shares
Sold	107,342	$1,383,980	192,017	$2,485,272
Distributions reinvested	3,075	39,334	13,009	169,665
Repurchased	(62,758)	(809,330)	(435,045)	(5,615,254)
Net increase (decrease)	47,659	$613,984	(230,019)	$(2,960,317)
Class R2 shares
Sold	120,785	$1,578,932	146,463	$1,915,979
Distributions reinvested	1,536	19,646	4,259	55,505
Repurchased	(21,571)	(281,861)	(343,515)	(4,469,196)
Net increase (decrease)	100,750	$1,316,717	(192,793)	$(2,497,712)
Class R3 shares
Sold	29,794	$383,828	58,832	$761,809
Distributions reinvested	2,251	28,766	10,862	141,313
Repurchased	(69,546)	(896,179)	(195,489)	(2,521,587)
Net decrease	(37,501)	$(483,585)	(125,795)	$(1,618,465)
Class R4 shares
Sold	16,865	$217,589	109,850	$1,440,080
Distributions reinvested	1,899	24,271	11,255	146,435
Repurchased	(124,710)	(1,625,996)	(274,952)	(3,577,065)
Net decrease	(105,946)	$(1,384,136)	(153,847)	$(1,990,550)
Class R5 shares
Sold	49,577	$640,828	255,897	$3,348,110
Distributions reinvested	3,493	44,671	15,313	199,362
Repurchased	(48,517)	(631,215)	(476,382)	(6,221,805)
Net increase (decrease)	4,553	$54,284	(205,172)	$(2,674,333)
Class R6 shares
Sold	157,144	$2,026,484	488,641	$6,385,157
Distributions reinvested	11,757	150,263	41,986	546,387
Repurchased	(199,589)	(2,574,150)	(408,238)	(5,288,747)
Net increase (decrease)	(30,688)	$(397,403)	122,389	$1,642,797
Class 1 shares
Sold	1,414,540	$18,268,593	2,820,163	$36,906,219
Distributions reinvested	1,360,818	17,393,033	5,562,856	72,422,682
Repurchased	(14,161,031)	(183,089,431)	(31,030,758)	(404,028,227)
Net decrease	(11,385,673)	$(147,427,805)	(22,647,739)	$(294,699,326)
Total net decrease	(16,434,664)	$(212,756,900)	(29,712,996)	$(386,543,256)

Affiliates of the portfolios owned 1% of Class R6 shares in Multimanager Lifestyle Balanced Portfolio and 2% of Class R6 shares in Multimanager Lifestyle Aggressive Portfolio, 100% of Class 1 shares in each of the portfolios and 100% of Class 5 shares of Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       52

Portfolio and Multimanager Lifestyle Moderate Portfolio on June 30, 2018. Such concentration of shareholders' capital could have a material effect on the portfolio if such shareholders redeem from the portfolio.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds of the portfolios for the six months ended June 30, 2018:

Portfolio	Purchases	Sales
Multimanager Lifestyle Aggressive Portfolio	$202,231,732	$423,212,713
Multimanager Lifestyle Growth Portfolio	558,902,183	1,343,351,510
Multimanager Lifestyle Balanced Portfolio	541,954,313	1,377,806,615
Multimanager Lifestyle Moderate Portfolio	160,898,950	399,285,562
Multimanager Lifestyle Conservative Portfolio	115,930,921	346,425,394

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio's investment may represent a significant portion of each underlying fund's net assets. At June 30, 2018, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Focused Strategies Fund	99.7%
	JHF II Technical Opportunities	18.5%
	JHF II Health Sciences Fund	17.9%
	JHF II International Strategic Equity Allocation Fund	17.5%
	JHF II Small Cap Stock Fund	17.0%
	JHF II Science & Technology Fund	16.6%
	JHF Greater China Opportunities Fund	16.6%
	JHF II Mid Value Fund	16.0%
	JHF Value Equity Fund	15.9%
	JHF Emerging Markets Equity Fund	15.1%
	JHF II U.S. Strategic Equity Allocation Fund	14.9%
	JHF II International Growth Stock Fund	14.5%
	JHF II Emerging Markets Fund	14.4%
	JHF II International Small Cap Fund	13.9%
	JHF II Equity-Income Fund	13.4%
	JHF II International Small Company Fund	12.8%
	JHF II Small Company Value Fund	12.7%
	JHF Diversified Real Assets Fund	12.6%
	JHF II International Value Fund	12.4%
	JHF III International Value Equity Fund	12.0%
	JHF II Mid Cap Stock Fund	11.9%
	JHF II Small Cap Growth Fund	11.7%
	JHF II Small Cap Value Fund	10.3%
	JHF II Capital Appreciation Value	9.7%
	JHF II Global Equity Fund	8.8%
	JHF Financial Industries Fund	8.0%
	JHF II Capital Appreciation Fund	7.8%
	JHF III Strategic Growth Fund	7.7%
	JHF II Fundamental Global Franchise Fund	7.6%
	JHF Small Cap Core Fund	7.0%
	JHF II New Opportunities Fund	6.5%
Multimanager Lifestyle Growth Portfolio
	JHF II Technical Opportunities	44.2%
	JHF II International Strategic Equity Allocation Fund	44.2%
	JHF II U.S. Strategic Equity Allocation Fund	40.0%
	JHF Value Equity Fund	38.5%
	JHF II International Growth Stock Fund	38.3%
	JHF II Mid Value Fund	37.9%
	JHF II Science & Technology Fund	36.9%

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Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Health Sciences Fund	36.1%
	JHF III International Value Equity Fund	33.7%
	JHF II Small Cap Stock Fund	32.8%
	JHF II Equity-Income Fund	32.4%
	JHF Diversified Real Assets Fund	31.8%
	JHF II International Small Cap Fund	31.5%
	JHF II Capital Appreciation Value	29.5%
	JHF II International Small Company Fund	29.3%
	JHF Emerging Markets Equity Fund	29.2%
	JHF II International Value Fund	28.1%
	JHF II Emerging Markets Fund	27.8%
	JHF II Mid Cap Stock Fund	27.6%
	JHF II Global Equity Fund	26.9%
	JHF II Fundamental Global Franchise Fund	26.7%
	JHF II Small Company Value Fund	25.1%
	JHF II Small Cap Growth Fund	22.6%
	JHF II Emerging Markets Debt Fund	22.3%
	JHF Financial Industries Fund	20.4%
	JHF II Small Cap Value Fund	20.3%
	JHF Global Short Duration Credit Fund	20.3%
	JHF II Asia Pacific Total Return Bond Fund	20.1%
	JHF II Capital Appreciation Fund	18.5%
	JHF III Strategic Growth Fund	18.2%
	JHF II Spectrum Income Fund	17.8%
	JHF II Real Return Bond Fund	16.8%
	JHF Small Cap Core Fund	15.7%
	JHF II U.S. High Yield Bond Fund	14.7%
	JHF II New Opportunities Fund	14.5%
	JHF II Short Duration Credit Opportunities Fund	13.2%
	JHF II Global Bond Fund	12.6%
	JHF II Floating Rate Income Fund	12.1%
	JHF II Blue Chip Growth Fund	11.3%
	JHF II Total Return Fund	11.1%
	JHF II Absolute Return Currency Fund	10.5%
	JHF II Short Term Government Income Fund	8.1%
	JHF Fundamental Large Cap Core Fund	8.0%
	JHF III Global Shareholder Yield Fund	7.1%
	JHF Disciplined Value International Fund	7.1%
	JHF II High Yield Fund	6.6%
	JHF High Yield Fund	6.4%
	JHF II Core Bond Fund	6.4%
Multimanager Lifestyle Balanced Portfolio
	JHF Global Short Duration Credit Fund	39.1%
	JHF II Spectrum Income Fund	38.9%
	JHF II U.S. Strategic Equity Allocation Fund	36.2%
	JHF II Emerging Markets Debt Fund	35.8%
	JHF II Real Return Bond Fund	34.1%
	JHF II Asia Pacific Total Return Bond Fund	33.4%
	JHF II Short Duration Credit Opportunities Fund	32.4%
	JHF II Fundamental Global Franchise Fund	30.7%
	JHF II Capital Appreciation Value	29.6%
	JHF II International Strategic Equity Allocation Fund	28.7%
	JHF II U.S. High Yield Bond Fund	28.4%
	JHF Value Equity Fund	27.1%
	JHF Diversified Real Assets Fund	25.8%
	JHF II Health Sciences Fund	25.6%
	JHF II Total Return Fund	25.5%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       54

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Global Equity Fund	25.4%
	JHF II Floating Rate Income Fund	25.3%
	JHF II International Growth Stock Fund	24.7%
	JHF II Small Cap Stock Fund	24.5%
	JHF II Mid Value Fund	24.3%
	JHF II Science & Technology Fund	24.1%
	JHF II Equity-Income Fund	22.9%
	JHF II Technical Opportunities	22.1%
	JHF III International Value Equity Fund	21.3%
	JHF II Global Bond Fund	21.0%
	JHF II International Value Fund	19.8%
	JHF II International Small Cap Fund	19.3%
	JHF II Small Company Value Fund	18.7%
	JHF Emerging Markets Equity Fund	18.2%
	JHF II International Small Company Fund	17.9%
	JHF II Mid Cap Stock Fund	17.8%
	JHF II Emerging Markets Fund	17.0%
	JHF II Small Cap Growth Fund	16.6%
	JHF Financial Industries Fund	16.4%
	JHF II Small Cap Value Fund	15.3%
	JHF II Core Bond Fund	14.5%
	JHF II Capital Appreciation Fund	13.2%
	JHF III Strategic Growth Fund	13.0%
	JHF II High Yield Fund	12.6%
	JHF High Yield Fund	12.4%
	JHF II Absolute Return Currency Fund	11.3%
	JHF II Short Term Government Income Fund	10.9%
	JHF Small Cap Core Fund	8.8%
	JHF II New Opportunities Fund	8.2%
	JHF II Blue Chip Growth Fund	8.0%
	JHF II Strategic Income Opportunities Fund	7.9%
	JHF III Global Shareholder Yield Fund	6.8%
	JHF Bond Fund	6.2%
	JHF Fundamental Large Cap Core Fund	5.7%
Multimanager Lifestyle Moderate Portfolio
	JHF II Asia Pacific Total Return Bond Fund	18.0%
	JHF II Global Bond Fund	17.7%
	JHF II Core Bond Fund	16.4%
	JHF Global Short Duration Credit Fund	14.9%
	JHF II Emerging Markets Debt Fund	14.0%
	JHF II Real Return Bond Fund	14.0%
	JHF II Spectrum Income Fund	13.8%
	JHF II Total Return Fund	12.7%
	JHF II Short Duration Credit Opportunities Fund	11.7%
	JHF Enduring Assets Fund	11.3%
	JHF II U.S. High Yield Bond Fund	11.0%
	JHF II Floating Rate Income Fund	10.6%
	JHF II Fundamental Global Franchise Fund	9.9%
	JHF II Capital Appreciation Value	8.6%
	JHF II Global Equity Fund	7.8%
	JHF II U.S. Strategic Equity Allocation Fund	6.9%
	JHF II International Strategic Equity Allocation Fund	6.5%
	JHF Diversified Real Assets Fund	6.1%
	JHF II Small Cap Value Fund	5.7%
	JHF II International Growth Stock Fund	5.6%
Multimanager Lifestyle Conservative Portfolio
	JHF II Short Term Government Income Fund	30.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       55

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF Enduring Assets Fund	29.0%
	JHF II Global Bond Fund	19.9%
	JHF II Core Bond Fund	15.0%
	JHF II Real Return Bond Fund	14.7%
	JHF II Asia Pacific Total Return Bond Fund	13.9%
	JHF II Total Return Fund	11.7%
	JHF II Spectrum Income Fund	11.5%
	JHF II Short Duration Credit Opportunities Fund	11.4%
	JHF Global Short Duration Credit Fund	11.0%
	JHF II Emerging Markets Debt Fund	10.9%
	JHF II Floating Rate Income Fund	10.1%
	JHF II U.S. High Yield Bond Fund	7.0%
	JHF II Absolute Return Currency Fund	5.1%

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,845,473	496,229	(1,059,102)	3,282,600	—	—	($450,965)	($2,192,040)	$29,576,229
Blue Chip Growth	4,106,103	—	(612,867)	3,493,236	—	—	3,550,500	13,421,302	141,476,047
Capital Appreciation	9,045,651	—	(1,305,819)	7,739,832	—	—	1,726,506	13,843,143	137,691,614
Capital Appreciation Value	15,640,509	—	(751,997)	14,888,512	—	—	51,921	4,317,669	174,344,477
Disciplined Value	7,904,850	—	(93,447)	7,811,403	—	—	18,833	(3,685,376)	167,164,024
Disciplined Value International	2,339,490	19,179	(18,288)	2,340,381	—	—	3,848	(1,566,615)	31,805,771
Diversified Real Assets	—	14,409,712	(1,909,144)	12,500,568	—	—	(1,381)	7,042,543	132,881,033
Emerging Markets	14,118,221	538,501	(373,328)	14,283,394	—	—	543,564	(14,255,101)	158,545,673
Emerging Markets Equity	14,048,386	299,198	(406,237)	13,941,347	—	—	471,017	(9,838,665)	159,628,428
Equity Income	10,891,023	153,088	(316,295)	10,727,816	$1,882,128	—	(103,956)	(2,797,549)	216,165,500
Financial Industries	3,756,721	—	(150,607)	3,606,114	—	—	86,336	(506,362)	71,328,937
Fundamental Global Franchise	2,937,509	8,176	(339,261)	2,606,424	—	—	302,296	88,611	32,997,329
Fundamental Large Cap Core	3,673,868	50,395	(135,018)	3,589,245	—	—	(40,113)	1,799,515	184,702,547
Global Equity	6,225,184	51,740	(49,631)	6,227,293	—	—	(17,940)	(2,596,175)	70,119,323
Global Focused Strategies	4,786,311	80,725	(733,222)	4,133,814	—	—	(319,922)	(1,218,486)	39,188,552
Global Real Estate	2,160,135	48,862	(2,208,997)	—	—	—	5,876,921	(6,720,705)	—
Global Shareholder Yield	3,898,740	241,036	(124,303)	4,015,473	899,046	—	(15,106)	(2,921,543)	44,290,660
Greater China Opportunities	683,212	16,503	(310,290)	389,425	—	—	1,317,971	(1,194,579)	9,871,930
Health Sciences	13,229,069	—	(1,380,676)	11,848,393	—	—	(1,973,407)	6,339,960	54,858,059
International Growth	5,093,219	—	(294,768)	4,798,451	—	—	807,363	1,871,899	135,124,382
International Growth Stock	8,369,711	18,338	(122,846)	8,265,203	—	—	83,586	(6,954,408)	110,257,805
International Small Cap	3,795,091	19,557	(196,451)	3,618,197	—	—	1,234,631	(2,366,824)	80,360,161
International Small Company	6,585,169	8,742	(209,019)	6,384,892	—	—	886,162	(3,241,513)	80,577,335
International Strategic Equity Allocation	30,210,085	321,128	(1,715,097)	28,816,116	—	—	443,247	(13,682,972)	323,028,665
International Value	8,587,823	87,111	(263,464)	8,411,470	—	—	332,756	(5,346,770)	139,125,722

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Value Equity	9,094,914	187,358	(286,204)	8,996,068	—	—	$41,100	($3,070,731)	$75,207,130
Mid Cap Stock	8,795,055	—	(1,059,358)	7,735,697	—	—	2,049,733	20,628,912	188,054,788
Mid Value	13,385,781	353,648	(244,803)	13,494,626	—	—	(22,605)	6,974,770	226,844,662
Natural Resources	5,012,980	66,796	(5,079,776)	—	—	—	(2,139,173)	994,389	—
New Opportunities	1,330,077	—	(71,050)	1,259,027	—	—	(21,519)	2,366,077	38,198,879
Real Estate Equity	2,079,084	173,227	(2,252,311)	—	—	—	3,903,059	(5,669,170)	—
Science & Technology	9,206,860	4,515	(2,042,424)	7,168,951	—	—	(9,168,092)	15,484,408	40,934,711
Seaport	1,548,162	10,741	(86,787)	1,472,116	—	—	24,907	227,934	16,841,012
Small Cap Core	3,009,562	10,045	(35,354)	2,984,253	—	—	(47,154)	50,690	37,601,589
Small Cap Growth	1,871,984	404,231	(58,372)	2,217,843	—	$7,037,639	(173,062)	(5,302,124)	39,566,311
Small Cap Stock	3,879,758	—	(370,665)	3,509,093	—	—	471,336	3,747,771	39,056,207
Small Cap Value	2,528,648	37,389	(115,793)	2,450,244	—	—	(88,924)	2,077,106	53,464,324
Small Company Value	1,253,623	—	(34,975)	1,218,648	—	—	(94,339)	1,264,613	35,803,877
Strategic Growth	8,339,794	—	(942,648)	7,397,146	—	—	1,086,252	11,430,752	141,063,580
Technical Opportunities	8,204,066	—	(1,188,921)	7,015,145	—	—	1,172,895	5,471,569	91,407,334
U.S. Strategic Equity Allocation	24,164,352	527,527	(3,612,488)	21,079,391	—	—	4,152,149	5,853,677	259,276,510
Value Equity	8,019,069	98,085	(233,671)	7,883,483	—	—	10,766	(1,081,560)	96,257,332
					$2,781,174	$7,037,639	$15,971,997	$29,088,042	$4,104,688,449
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	21,149,186	1,189,853	(4,220,337)	18,118,702	—	—	($2,333,227)	($12,188,328)	$163,249,504
Asia Pacific Total Return Bond	7,950,902	83,011	(562,328)	7,471,585	—	—	(197,411)	(1,842,919)	70,531,764
Blue Chip Growth	9,932,591	46,989	(1,654,572)	8,325,008	—	—	11,669,580	29,313,516	337,162,832
Bond	21,811,661	504,753	(1,309,500)	21,006,914	$6,042,751	—	(603,206)	(11,018,319)	323,086,337
Capital Appreciation	21,999,975	119,901	(3,736,800)	18,383,076	—	—	4,953,049	32,935,903	327,034,915
Capital Appreciation Value	48,148,635	180,232	(2,989,140)	45,339,727	—	—	372,572	13,148,521	530,928,205
Core Bond	9,267,370	155,904	(555,888)	8,867,386	1,086,958	—	(320,659)	(2,967,174)	111,463,039
Disciplined Value	19,278,039	13,228	(395,135)	18,896,132	—	—	216,116	(8,933,706)	404,377,217
Disciplined Value International	5,477,191	21,266	(112,563)	5,385,894	—	—	51,739	(3,660,489)	73,194,298
Diversified Real Assets	—	34,644,926	(3,143,948)	31,500,978	—	—	294,344	17,850,342	334,855,395
Emerging Markets	27,738,584	689,256	(830,155)	27,597,685	—	—	5,553,102	(31,982,544)	306,334,300
Emerging Markets Debt	19,205,787	3,381,891	(1,051,534)	21,536,144	4,440,343	—	(581,370)	(15,656,117)	192,748,490
Emerging Markets Equity	27,601,377	305,196	(910,849)	26,995,724	—	—	1,433,577	(19,492,038)	309,101,036
Equity Income	26,546,168	255,588	(810,893)	25,990,863	4,542,311	—	(209,472)	(6,849,365)	523,715,898
Financial Industries	9,721,292	7,143	(523,610)	9,204,825	—	—	371,719	(1,292,340)	182,071,447
Floating Rate Income	19,968,624	445,302	(2,124,835)	18,289,091	3,783,842	—	(298,160)	(626,944)	153,994,150
Fundamental Global Franchise	10,182,177	55,798	(1,042,451)	9,195,524	—	—	541,785	737,177	116,415,340
Fundamental Large Cap Core	8,138,460	24,568	(360,970)	7,802,058	—	—	255,867	3,612,259	401,493,880
Global Absolute Return Strategies	19,924,399	106,489	(3,578,486)	16,452,402	—	—	(2,906,541)	(4,630,323)	166,827,351
Global Bond	3,015,918	62,760	(306,678)	2,772,000	—	—	146,786	(352,512)	35,259,834
Global Equity	19,121,647	150,338	(328,506)	18,943,479	—	—	98,501	(7,929,196)	213,303,577
Global Income	4,656,364	106,457	(4,762,821)	—	972,125	—	(2,870,712)	858,585	—
Global Real Estate	6,520,139	—	(6,520,139)	—	—	—	27,483,000	(30,051,419)	—
Global Shareholder Yield	14,243,604	500,112	(214,302)	14,529,414	3,226,979	—	(42,085)	(10,674,186)	160,259,442
Global Short Duration Credit	6,104,801	1,215,280	(635,668)	6,684,413	1,384,181	—	(653,454)	(1,342,814)	58,822,838
Health Sciences	27,020,669	424,468	(3,571,533)	23,873,604	—	—	(1,400,464)	10,371,041	110,534,787

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       57

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
High Yield (JHAM)	17,089,734	473,060	(1,539,154)	16,023,640	$1,636,372	—	($639,741)	($1,030,686)	$54,480,375
High Yield (WAMCO)	3,736,561	103,909	(352,180)	3,488,290	824,532	—	306,516	(1,026,217)	27,627,259
International Growth	11,664,145	—	(838,750)	10,825,395	—	—	2,540,536	3,824,987	304,843,121
International Growth Stock	22,345,837	35,399	(582,434)	21,798,802	—	—	971,698	(18,973,657)	290,796,015
International Small Cap	8,734,499	—	(524,076)	8,210,423	—	—	3,408,685	(5,801,487)	182,353,489
International Small Company	15,155,935	31,081	(639,605)	14,547,411	—	—	2,668,617	(7,962,686)	183,588,322
International Strategic Equity Allocation	77,174,085	272,017	(4,517,286)	72,928,816	—	—	1,966,669	(35,230,191)	817,532,026
International Value	19,713,545	171,085	(792,569)	19,092,061	—	—	1,310,151	(12,721,999)	315,782,690
International Value Equity	25,842,009	104,522	(819,954)	25,126,577	—	—	160,267	(8,633,941)	210,058,180
Mid Cap Stock	20,766,525	116,343	(2,889,926)	17,992,942	—	—	6,598,670	46,665,578	437,408,410
Mid Value	31,595,038	1,405,692	(1,101,719)	31,899,011	—	—	(110,225)	16,259,532	536,222,379
Natural Resources	11,462,991	—	(11,462,991)	—	—	—	(6,730,432)	4,124,828	—
New Opportunities	3,001,738	44,921	(218,231)	2,828,428	—	—	27,256	5,222,376	85,814,512
Real Estate Equity	6,285,370	—	(6,285,370)	—	—	—	28,170,611	(33,367,573)	—
Real Return Bond	20,508,465	287,939	(1,421,238)	19,375,166	2,508,105	—	(522,883)	(2,951,711)	211,383,059
Science & Technology	20,220,287	116,046	(4,400,987)	15,935,346	—	—	(19,735,553)	33,689,785	90,990,823
Seaport Long/Short	2,680,401	1,386	(157,824)	2,523,963	—	—	56,321	388,190	28,874,140
Short Duration Credit Opportunities	13,296,613	1,372,958	(1,347,298)	13,322,273	2,334,037	—	(538,965)	(3,036,467)	125,629,035
Short Term Government Income	3,582,564	31,761	(316,959)	3,297,366	179,798	—	(45,216)	(304,286)	30,566,587
Small Cap Core	6,792,029	185,142	(234,164)	6,743,007	—	—	(323,336)	280,737	84,961,888
Small Cap Growth	3,675,383	865,645	(261,763)	4,279,265	—	$13,578,861	(517,424)	(10,027,947)	76,342,088
Small Cap Stock	7,577,929	67,052	(893,673)	6,751,308	—	—	1,214,669	6,970,642	75,142,062
Small Cap Value	5,011,759	167,510	(342,816)	4,836,453	—	—	(274,989)	4,056,606	105,531,396
Small Company Value	2,476,134	89,652	(150,188)	2,415,598	—	—	(366,156)	2,628,426	70,970,276
Spectrum Income	15,239,913	358,093	(1,210,379)	14,387,627	2,514,322	—	(25,071)	(5,289,782)	150,062,951
Strategic Growth	20,270,123	41,934	(2,738,167)	17,573,890	—	—	4,205,142	26,363,793	335,134,075
Strategic Income Opportunities	27,073,915	771,683	(1,771,483)	26,074,115	4,747,538	—	(270,814)	(12,312,538)	270,127,827
Technical Opportunities	19,981,278	62,202	(3,226,477)	16,817,003	—	—	3,974,612	12,229,229	219,125,548
Total Return	19,695,752	238,691	(1,210,089)	18,724,354	1,311,714	—	(670,289)	(4,775,382)	247,348,715
U.S. High Yield Bond	3,874,447	89,360	(355,825)	3,607,982	988,775	—	145,848	(1,078,174)	39,832,121
U.S. Strategic Equity Allocation	65,244,858	603,399	(9,230,597)	56,617,660	—	—	11,634,220	15,591,517	696,397,223
Value Equity	19,506,978	102,942	(547,088)	19,062,832	—	—	85,876	(2,678,763)	232,757,177
					$42,524,683	$13,578,861	$79,700,246	($51,570,650)	$12,144,449,645
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	22,579,206	—	(3,102,847)	19,476,359	—	—	($2,002,177)	($13,489,870)	$175,481,998
Asia Pacific Total Return Bond	13,156,461	—	(725,729)	12,430,732	—	—	(256,829)	(3,130,299)	117,346,111
Blue Chip Growth	7,131,211	—	(1,206,446)	5,924,765	—	—	9,329,171	20,214,107	239,952,985
Bond	50,421,630	—	(1,575,548)	48,846,082	14,063,415	—	(1,226,551)	(25,730,806)	751,252,741
Capital Appreciation	15,765,701	—	(2,653,356)	13,112,345	—	—	3,799,849	23,500,720	233,268,615
Capital Appreciation Value	48,650,627	—	(3,132,009)	45,518,618	—	—	654,631	13,200,399	533,023,018
Core Bond	20,858,793	—	(781,744)	20,077,049	2,462,906	—	(496,714)	(6,912,415)	252,368,503
Disciplined Value	13,729,513	—	(396,757)	13,332,756	—	—	342,150	(6,277,032)	285,320,969
Disciplined Value International	3,762,313	—	(93,519)	3,668,794	—	—	75,422	(2,518,228)	49,858,908
Diversified Real Assets	—	25,586,111	—	25,586,111	—	—	317,156	14,678,165	271,980,361
Emerging Markets	17,282,402	—	(358,810)	16,923,592	—	—	536,046	(16,880,137)	187,851,874

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       58

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Debt	30,054,964	4,470,241	—	34,525,205	$7,006,463	—	($635,451)	($24,976,423)	$309,000,588
Emerging Markets Equity	17,130,542	—	(295,425)	16,835,117	—	—	350,759	(11,605,247)	192,762,087
Equity Income	18,901,942	—	(548,007)	18,353,935	3,191,847	—	(31,083)	(4,725,493)	369,831,793
Financial Industries	7,915,697	—	(524,470)	7,391,227	—	—	445,532	(1,019,017)	146,198,467
Floating Rate Income	41,477,026	—	(3,153,161)	38,323,865	7,914,096	—	(2,536,748)	591,355	322,686,941
Fundamental Global Franchise	11,440,707	—	(855,913)	10,584,794	—	—	457,502	858,858	134,003,487
Fundamental Large Cap Core	5,818,771	—	(215,759)	5,603,012	—	—	230,086	2,740,356	288,330,976
Global Absolute Return Strategies	21,230,880	—	(3,573,804)	17,657,076	—	—	(2,353,759)	(5,647,349)	179,042,750
Global Bond	4,986,309	—	(374,115)	4,612,194	—	—	777,729	(1,128,269)	58,667,109
Global Equity	18,143,820	—	(238,525)	17,905,295	—	—	157,301	(7,471,135)	201,613,625
Global Income	9,009,472	—	(9,009,472)	—	1,894,779	—	(5,853,907)	1,929,207	—
Global Real Estate	6,451,490	—	(6,451,490)	—	—	—	32,572,406	(35,113,684)	—
Global Shareholder Yield	13,749,888	210,838	—	13,960,726	3,095,493	—	100,331	(10,387,212)	153,986,804
Global Short Duration Credit	11,638,753	1,244,647	—	12,883,400	2,656,643	—	(1,120,265)	(2,714,737)	113,373,921
Health Sciences	19,309,458	—	(2,434,962)	16,874,496	—	—	(1,205,392)	7,655,975	78,128,917
High Yield (JHAM)	32,652,706	—	(1,776,937)	30,875,769	1,586,099	—	(1,123,784)	(2,084,406)	104,977,615
High Yield (WAMCO)	7,134,764	—	(415,040)	6,719,724	3,148,077	—	741,872	(2,122,383)	53,220,214
International Growth	8,402,092	—	(715,222)	7,686,870	—	—	2,222,068	2,508,505	216,462,265
International Growth Stock	14,424,556	—	(391,056)	14,033,500	—	—	788,681	(12,307,867)	187,206,890
International Small Cap	5,383,874	—	(347,213)	5,036,661	—	—	2,299,045	(3,731,485)	111,864,249
International Small Company	9,341,995	—	(417,926)	8,924,069	—	—	1,866,902	(5,073,912)	112,621,754
International Strategic Equity Allocation	50,497,566	—	(3,245,407)	47,252,159	—	—	2,409,232	(23,613,316)	529,696,698
International Value	13,999,175	—	(511,715)	13,487,460	—	—	1,667,041	(9,670,701)	223,082,585
International Value Equity	16,444,625	—	(556,772)	15,887,853	—	—	149,647	(5,473,665)	132,822,452
Mid Cap Stock	14,331,459	—	(2,771,144)	11,560,315	—	—	10,230,465	26,894,893	281,031,253
Mid Value	21,645,878	—	(1,148,423)	20,497,455	—	—	275,100	10,774,822	344,562,217
Natural Resources	7,712,763	—	(7,712,763)	—	—	—	(4,940,330)	3,212,901	—
New Opportunities	1,796,687	—	(205,649)	1,591,038	—	—	258,084	2,940,311	48,272,107
Real Estate Equity	6,253,538	—	(6,253,538)	—	—	—	29,702,735	(34,873,377)	—
Real Return Bond	41,506,973	—	(2,063,673)	39,443,300	5,124,090	—	(1,325,767)	(5,692,806)	430,326,399
Science & Technology	14,364,280	—	(3,966,634)	10,397,646	—	—	(18,879,059)	28,583,114	59,370,560
Seaport Long/Short	2,731,451	—	(169,267)	2,562,184	—	—	68,183	393,023	29,311,380
Short Duration Credit Opportunities	32,891,153	—	(109,693)	32,781,460	5,802,938	—	(1,413,864)	(7,474,481)	309,129,165
Short Term Government Income	4,771,850	—	(341,884)	4,429,966	241,728	—	(55,238)	(412,969)	41,065,787
Small Cap Core	4,065,360	—	(270,600)	3,794,760	—	—	(284,903)	349,524	47,813,975
Small Cap Growth	2,930,822	208,481	—	3,139,303	—	$10,727,079	(614,304)	(7,559,216)	56,005,167
Small Cap Stock	6,053,241	—	(1,008,317)	5,044,924	—	—	2,344,075	4,287,866	56,150,001
Small Cap Value	3,958,059	—	(322,695)	3,635,364	—	—	(97,179)	3,130,786	79,323,639
Small Company Value	1,961,489	—	(165,557)	1,795,932	—	—	(154,481)	1,985,024	52,764,495
Spectrum Income	33,124,822	—	(1,648,280)	31,476,542	5,490,022	—	417,025	(12,024,361)	328,300,335
Strategic Growth	14,503,787	—	(1,991,739)	12,512,048	—	—	3,087,018	18,825,830	238,604,751
Strategic Income Opportunities	59,350,364	—	(2,309,765)	57,040,599	10,380,209	—	(642,159)	(26,823,376)	590,940,603
Technical Opportunities	10,198,270	—	(1,802,390)	8,395,880	—	—	2,785,230	5,553,324	109,398,317

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       59

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Total Return	45,076,826	—	(1,972,046)	43,104,780	$3,017,473	—	($1,283,814)	($11,183,796)	$569,414,137
U.S. High Yield Bond	7,399,046	—	(448,661)	6,950,385	1,903,935	—	169,369	(1,960,153)	76,732,250
U.S. Strategic Equity Allocation	58,919,304	—	(7,625,686)	51,293,618	—	—	9,035,452	15,765,439	630,911,498
Value Equity	13,891,024	—	(471,480)	13,419,544	—	—	191,305	(1,859,825)	163,852,629
					78,980,213	$10,727,079	$72,320,842	($143,094,944)	$11,860,568,935
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	8,610,712	477,206	(1,387,558)	7,700,360	—	—	($704,143)	($5,266,470)	$69,380,243
Asia Pacific Total Return Bond	7,052,190	839	(340,645)	6,712,384	—	—	(122,356)	(1,713,531)	63,364,906
Blue Chip Growth	1,061,300	37,794	(236,904)	862,190	—	—	2,161,050	2,254,710	34,918,692
Bond	20,033,802	406,441	(984,652)	19,455,591	$5,625,557	—	(460,027)	(10,307,336)	299,226,990
Capital Appreciation	2,357,816	74,857	(512,656)	1,920,017	—	—	657,755	3,446,588	34,157,101
Capital Appreciation Value	14,530,233	—	(1,303,383)	13,226,850	—	—	340,780	3,835,787	154,886,417
Core Bond	23,466,987	304,751	(1,128,704)	22,643,034	2,781,675	—	(469,602)	(7,912,778)	284,622,933
Disciplined Value	2,082,811	30,395	(155,208)	1,957,998	—	—	263,924	(1,072,988)	41,901,162
Disciplined Value International	960,298	6,976	(47,888)	919,386	—	—	45,993	(646,264)	12,494,458
Diversified Real Assets	—	6,500,328	(432,001)	6,068,327	—	—	82,307	3,624,266	64,506,320
Emerging Markets	2,347,860	49,434	(141,338)	2,255,956	—	—	452,335	(2,546,190)	25,041,108
Emerging Markets Debt	11,807,195	2,002,733	(343,758)	13,466,170	2,774,351	—	(135,217)	(10,010,243)	120,522,219
Emerging Markets Equity	2,336,246	63,719	(176,129)	2,223,836	—	—	673,168	(2,067,457)	25,462,919
Enduring Assets	1,573,273	35,292	(129,722)	1,478,843	180,073	—	196,532	(377,194)	17,568,659
Equity Income	2,867,975	57,647	(219,709)	2,705,913	469,302	—	90,373	(713,762)	54,524,156
Floating Rate Income	17,292,111	391,524	(1,587,377)	16,096,258	3,321,547	—	(1,306,779)	492,761	135,530,493
Fundamental Global Franchise	3,716,765	64,578	(357,388)	3,423,955	—	—	146,434	282,667	43,347,265
Fundamental Large Cap Core	2,225,635	58,570	(241,670)	2,042,535	—	—	472,675	836,026	105,108,854
Global Absolute Return Strategies	8,128,770	2,643	(1,155,812)	6,975,601	—	—	(670,178)	(2,384,744)	70,732,592
Global Bond	4,157,666	21,838	(304,990)	3,874,514	—	—	366,079	(668,845)	49,283,816
Global Equity	5,717,496	130,643	(329,175)	5,518,964	—	—	96,083	(2,279,747)	62,143,533
Global Income	3,383,919	75,609	(3,459,528)	—	717,856	—	(2,124,543)	637,531	—
Global Real Estate	1,921,135	1,688	(1,922,823)	—	—	—	9,878,859	(10,636,265)	—
Global Shareholder Yield	4,257,533	128,795	(124,634)	4,261,694	944,803	—	131,199	(3,250,922)	47,006,488
Global Short Duration Credit	4,415,947	816,953	(315,319)	4,917,581	1,014,374	—	(347,233)	(1,116,208)	43,274,711
High Yield (JHAM)	12,614,941	353,578	(951,965)	12,016,554	1,223,108	—	(396,554)	(844,363)	40,856,283
High Yield (WAMCO)	2,756,686	77,394	(218,766)	2,615,314	614,120	—	(37,129)	(494,402)	20,713,284
International Growth	1,215,252	—	(136,717)	1,078,535	—	—	942,985	(213,939)	30,371,538
International Growth Stock	3,317,696	14,086	(140,622)	3,191,160	—	—	368,990	(2,943,076)	42,570,078
International Small Cap	928,179	—	(80,178)	848,001	—	—	544,635	(760,111)	18,834,093
International Small Company	1,610,559	5,910	(110,348)	1,506,121	—	—	483,061	(1,000,081)	19,007,251
International Strategic Equity Allocation	11,724,189	171,774	(1,144,331)	10,751,632	—	—	1,253,155	(5,967,489)	120,525,797
International Value	2,219,281	24,245	(139,651)	2,103,875	—	—	747,194	(1,968,938)	34,798,093
International Value Equity	3,322,902	55,588	(228,625)	3,149,865	—	—	182,706	(1,209,083)	26,332,869
Mid Cap Stock	2,623,191	50,131	(585,353)	2,087,969	—	—	4,320,985	2,511,562	50,758,538
Mid Value	3,882,073	2,746	(385,918)	3,498,901	—	—	221,910	1,742,043	58,816,531

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       60

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Natural Resources	1,351,011	22,399	(1,373,410)	—	—	—	($2,391,893)	$2,098,141	—
Real Estate Equity	1,866,461	87,312	(1,953,773)	—	—	—	10,071,019	(11,630,904)	—
Real Return Bond	16,938,247	272,055	(1,084,929)	16,125,373	$2,082,819	—	(526,612)	(2,329,812)	$175,927,817
Seaport Long/Short	910,496	2,799	(80,526)	832,769	—	—	67,584	94,066	9,526,881
Short Duration Credit Opportunities	11,792,828	912,268	(835,842)	11,869,254	2,094,992	—	(351,684)	(2,864,088)	111,927,066
Short Term Government Income	1,556,216	11,749	(112,387)	1,455,578	79,043	—	(16,556)	(136,807)	13,493,205
Small Cap Growth	614,812	145,854	(126,962)	633,704	—	$2,192,945	5,229	(1,665,657)	11,305,282
Small Cap Stock	1,264,522	25,988	(272,348)	1,018,162	—	—	440,814	939,059	11,332,146
Small Cap Value	1,512,639	15,138	(183,009)	1,344,768	—	—	(79,352)	1,230,187	29,342,844
Spectrum Income	11,683,570	183,193	(682,219)	11,184,544	1,952,378	—	272,680	(4,399,517)	116,654,792
Strategic Growth	2,153,490	51,334	(409,521)	1,795,303	—	—	1,065,072	2,208,346	34,236,425
Strategic Income Opportunities	20,932,930	345,940	(1,011,139)	20,267,731	3,691,281	—	(179,570)	(9,598,718)	209,973,697
Total Return	22,388,195	175,199	(1,101,616)	21,461,778	1,500,841	—	(497,775)	(5,725,566)	283,510,088
U.S. High Yield Bond	2,858,758	66,657	(220,162)	2,705,253	737,565	—	(59,375)	(632,357)	29,865,992
U.S. Strategic Equity Allocation	11,619,667	482,262	(2,346,092)	9,755,837	—	—	2,543,506	2,550,164	119,996,796
Value Equity	2,107,671	57,317	(199,800)	1,965,188	—	—	178,202	(381,969)	23,994,951
					$31,805,685	$2,192,945	$28,888,695	($88,953,917)	$3,503,678,372
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	9,558,944	194,436	(1,038,411)	8,714,969	—	—	($639,374)	($5,901,406)	$78,521,869
Asia Pacific Total Return Bond	5,626,197	—	(432,526)	5,193,671	—	—	(146,570)	(1,276,859)	49,028,259
Blue Chip Growth	147,380	5,973	(37,341)	116,012	—	—	384,678	221,906	4,698,472
Bond	19,362,647	342,973	(1,455,165)	18,250,455	$5,354,294	—	(523,101)	(9,776,189)	280,691,999
Capital Appreciation	320,209	14,865	(82,751)	252,323	—	—	56,025	497,955	4,488,828
Capital Appreciation Value	7,310,168	29,340	(884,390)	6,455,118	—	—	311,723	1,780,222	75,589,426
Core Bond	22,182,820	204,315	(1,613,530)	20,773,605	2,567,844	—	(416,245)	(7,445,042)	261,124,216
Disciplined Value	391,673	16,798	(53,864)	354,607	—	—	105,858	(234,690)	7,588,598
Disciplined Value International	473,860	13,268	(46,723)	440,405	—	—	42,598	(321,124)	5,985,109
Diversified Real Assets	—	4,684,117	(350,227)	4,333,890	—	—	72,386	2,784,257	46,069,256
Emerging Markets	832,610	16,836	(74,335)	775,111	—	—	240,501	(952,321)	8,603,727
Emerging Markets Debt	9,476,698	1,497,246	(425,282)	10,548,662	2,188,996	—	(96,011)	(7,889,602)	94,410,522
Emerging Markets Equity	828,491	31,381	(89,772)	770,100	—	—	328,902	(797,382)	8,817,647
Enduring Assets	4,158,947	56,831	(431,769)	3,784,009	463,304	—	748,152	(1,183,522)	44,954,023
Equity Income	540,022	20,448	(67,938)	492,532	86,010	—	192,707	(292,223)	9,924,511
Floating Rate Income	16,973,335	375,682	(2,025,771)	15,323,246	3,200,657	—	(1,639,845)	878,943	129,021,733
Fundamental Global Franchise	1,859,424	56,275	(258,974)	1,656,725	—	—	84,375	137,527	20,974,136
Fundamental Large Cap Core	599,943	28,072	(97,746)	530,269	—	—	277,018	135,722	27,287,630
Global Absolute Return Strategies	9,010,858	6,182	(1,141,023)	7,876,017	—	—	(564,936)	(2,739,380)	79,862,815
Global Bond	4,825,807	—	(464,223)	4,361,584	—	—	569,601	(904,614)	55,479,345
Global Equity	2,727,712	87,824	(283,035)	2,532,501	—	—	72,443	(1,055,905)	28,515,964
Global Income	2,873,473	63,070	(2,936,543)	—	598,973	—	(1,419,587)	188,252	—
Global Real Estate	1,742,680	5,808	(1,748,488)	—	—	—	8,045,246	(8,710,912)	—
Global Shareholder Yield	1,938,591	86,689	(161,914)	1,863,366	416,925	—	470,551	(1,827,126)	20,552,924
Global Short Duration Credit	3,271,776	643,023	(309,814)	3,604,985	739,384	—	(330,232)	(731,369)	31,723,864
High Yield (JHAM)	8,291,495	227,820	(859,219)	7,660,096	788,390	—	(6,513)	(786,726)	26,044,327

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
High Yield (WAMCO)	1,811,924	49,693	(194,435)	1,667,182	$394,315	—	$103,158	($440,342)	$13,204,084
International Growth	491,014	—	(71,182)	419,832	—	—	214,189	89,102	11,822,479
International Growth Stock	997,976	14,470	(73,429)	939,017	—	—	267,112	(1,014,200)	12,526,492
International Strategic Equity Allocation	5,899,784	237,751	(894,252)	5,243,283	—	—	995,039	(3,188,244)	58,777,201
International Value	838,804	23,861	(95,900)	766,765	—	—	405,990	(823,997)	12,682,288
International Value Equity	760,169	19,907	(81,588)	698,488	—	—	84,682	(302,756)	5,839,356
Mid Cap Stock	813,970	19,880	(206,552)	627,298	—	—	987,500	1,099,747	15,249,611
Mid Value	1,298,441	14,178	(178,685)	1,133,934	—	—	60,537	606,842	19,061,427
Natural Resources	714,884	22,849	(737,733)	—	—	—	(1,271,472)	1,136,573	—
Real Estate Equity	1,692,875	55,014	(1,747,889)	—	—	—	6,894,158	(8,286,139)	—
Real Return Bond	18,424,647	202,350	(1,591,843)	17,035,154	2,199,543	—	(1,949,295)	(1,130,689)	185,853,535
Seaport Long/Short	407,861	4,005	(50,778)	361,088	—	—	49,128	25,309	4,130,847
Short Duration Credit Opportunities	11,920,136	736,228	(1,119,659)	11,536,705	2,078,630	—	(429,601)	(2,736,054)	108,791,125
Short Term Government Income	13,801,052	73,882	(1,355,511)	12,519,423	684,375	—	(1,025,877)	(322,958)	116,055,049
Small Cap Stock	821,467	28,014	(208,599)	640,882	—	—	377,257	507,810	7,133,017
Small Cap Value	561,138	12,868	(92,376)	481,630	—	—	(43,648)	470,179	10,509,166
Spectrum Income	10,049,367	154,667	(873,895)	9,330,139	1,649,046	—	389,604	(3,849,601)	97,313,352
Strategic Growth	292,460	11,369	(67,763)	236,066	—	—	110,218	331,933	4,501,776
Strategic Income Opportunities	18,005,531	292,161	(1,389,867)	16,907,825	3,118,518	—	61,163	(8,257,988)	175,165,066
Total Return	21,295,424	105,237	(1,587,389)	19,813,272	1,385,965	—	(596,850)	(5,295,349)	261,733,321
U.S. High Yield Bond	1,878,739	42,801	(197,277)	1,724,263	473,595	—	86,651	(528,130)	19,035,866
U.S. Strategic Equity Allocation	3,491,411	453,287	(1,144,700)	2,799,998	—	—	1,639,090	(60,573)	34,439,979
Value Equity	396,738	17,178	(56,691)	357,225	—	—	57,910	(88,269)	4,361,722
					$28,388,764	—	$13,686,993	($78,259,402)	$2,578,145,959
*Realized gain (loss) on investments in affiliated funds or the Statements of operations includes litigation proceeds which are not reflected in the above table.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 30-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services . Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services p rovided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that each Fund generally outperformed the historical performance of comparable funds and underperformed the Fund's respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses . The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

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Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)

considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

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Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund's investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor's relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund's Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and underperformed the Fund's respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	Subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2017	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's three-, five- and ten -year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Balanced Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three-, five- and ten-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Conservative Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three-, five- and ten- year performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.

The Board noted the Fund's favorable performance relative to the peer group average for the ten-year period.

The Board noted that the Fund outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2018.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       67

Portfolio (subadviser)	Performance as of 12.31.2017	Fees and expenses	Comments
Multimanager Lifestyle Growth Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's three-, five- and ten-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three-, five- and ten-year periods.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Moderate Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three-, five- and ten-year performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.

The Board noted the Fund's favorable performance relative to the peer group average for the ten-year period.

The Board noted that the Fund outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2018.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       68

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       69

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF552065	LSSA 6/18 8/18

John Hancock

Retirement Income 2040 Fund

Semiannual report 6/30/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility so far this year, particularly when compared with the unusual calm of 2017. Although some in the asset management community believe it will be temporary, we have suggested for some time that the era of extremely low volatility would eventually come to an end, and that now appears to be the case.  The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. The biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

The short-term uncertainty notwithstanding, the good news is that the asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to experience support from rising construction activity. That said, not all asset classes have benefited from the strong economic foundation in the United States. The dollar has strengthened significantly year to date, and the U.S. Federal Reserve has raised short-term interest rates twice in 2018 and appears on track for two more increases by year end. Against this backdrop, fixed-income and international investors have faced some challenging headwinds that may not abate in the near future.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.

TOTAL RETURNS AS OF 6/30/18 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Mixed returns for the financial markets

While domestic equities produced modest gains, both international stocks and bonds finished the semiannual period in the red.

The fund had a negative total return

Consistent with the broader investment environment, the fund posted a loss for the first six months of the year.

The fund's distributions increased

The fund's quarterly distributions in 2018 were higher than its payouts in September and December of 2017, as the fund redeployed some of the gains in equities into its fixed-income portfolio.

PORTFOLIO COMPOSITION AS OF 6/30/18 (%)

A note about risks

The fund is subject to the same risks as the underlying funds, exchange-traded funds, and securities in which it invests. Stocks can decline due to adverse issuer, market, regulatory, or economic developments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The value of a company's equity securities can change, sometimes significantly, based on a company's financial condition and volatility in the overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in lower-rated securities include a higher risk of default. The fund is designed to provide shareholders with regular cash distributions, which may include income, capital gains, and a return of capital. The fund may cease or reduce the level of its distribution or make a greater return of capital if income or dividends paid from its investments declines. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       3

Discussion of fund performance

An interview with Portfolio Manager Claude Turcot, MSC, ACIA, ASA, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Claude Turcot, MSC, ACIA,ASA, CFA
Portfolio Manager
John Hancock Asset Management

How did the financial markets perform during the six months ended June 30, 2018?

Financial assets generated mixed results in the semiannual period, as gauged by the 2.65% gain of the S&P 500 Index and losses of 0.43% for the MSCI All Country World Index and 1.62% for the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

The first half of 2018 was characterized by a backdrop of robust economic conditions in the United States, together with rising corporate earnings estimates and continued optimism surrounding the tax reduction enacted in late 2017. These factors buoyed most segments of the U.S. equity market and helped the broad-based domestic indexes produce a gain. However, volatility increased from last year's low level amid concerns about trade policy and monetary tightening by the U.S. Federal Reserve (Fed).

International stocks experienced much weaker performance, with most developed- and emerging-market indexes finishing in negative territory. The overseas markets were pressured by evidence of slowing growth outside of the United States and weakness in most major currencies against the U.S. dollar.

The bond market, for its part, was adversely affected by expectations that the favorable U.S. growth outlook would cause the Fed to continue raising interest rates. U.S. Treasury prices declined across all maturities in the first half of the year, leading to weak returns throughout the investment-grade bond market.

Can you explain the fund's objective?

The fund is designed to provide its shareholders with a steady stream of regular cash distributions through December 2040 using a mix of cash, fixed-income, and equity investments.

How did the fund perform?

The fund experienced a loss and finished behind its benchmark. The difference in return was largely the result of the variation in the fund's fixed-income holdings relative to those in the benchmark. In

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       4

addition, the equity portfolio's position in international stocks had an adverse effect on short-term performance.

With this said, it's essential to keep in mind that our goal isn't to outperform a specific index in any given 6- or 12-month period. Instead, we strive to construct a portfolio consistent with the fund's income requirements. We pursue a strategy that seeks to provide consistent payments and that has the potential to increase these payments through a combination of investment returns and the return of investor capital.

In the bond portfolio, we seek to hold a diversified mix of U.S. Treasuries and highly rated investment-grade corporate issues of varying maturities in an effort to maximize income potential and generate consistent payouts. We have a low-turnover approach in the bond portfolio, as we strive to buy securities and hold them until they mature. At the close of the period, the portfolio held 44.4% of its assets in U.S. Treasuries, with allocations to the higher-rated credit tiers within the corporate space. We don't invest in high-yield bonds (generally those rated BB and below), since this category features higher default risk, and our goal is that none of the fixed-income holdings should default over the life of the fund.

We also maintained a position in equities to generate an element of growth in the fund's income over time. We seek to achieve this by dynamically rebalancing the fund's weightings between stocks and bonds so that the potential gains in the equity portfolio will be reinvested into bonds, thereby increasing the portfolio's income.

QUALITY COMPOSITION AS OF 6/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       5

Within the equity portfolio, we allocated opportunistically among countries and sectors based on fundamentals and valuations. At the close of the period, for instance, the portfolio had a modest preference for international stocks over the United States. At the country level, we favored Japan and China but were less enthusiastic on India and Germany. With regard to sectors, we tilted the portfolio toward industrials and healthcare and away from consumer staples, information technology, and financials.

Overall, the fund maintained weightings of approximately 76% in bonds and 24% in stocks. Our expectation is that the allocation to stocks will gradually decline as the fund approaches its liquidation date in December 2040.

How have the fund's payouts fared since its inception in 2017?

The fund initially paid a distribution of $0.4767 per share on September 29, 2017, and it gradually increased the payout to $0.5063 in its most recent distribution on June 29, 2018.

MANAGED BY

Sonia Chatigny, MSC, CFA On the fund since inception Investing since 1996
Jean-Francois Giroux, MSC, FRM, CFA On the fund since inception Investing since 2001
Serge Lapierre, BSC, FCIA, FSA On the fund since inception Investing since 1994
Nadia Live, MSCA, CFA On the fund since inception Investing since 1998
Nicholas Scipio del Campo, BSC, MSC, CFA On the fund since inception Investing since 2005
Claude Turcot, MSC, ACIA, ASA, CFA On the fund since inception Investing since 1977

The views expressed in this report are exclusively those of Claude Turcot, MSC, ACIA, ASA, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JUNE 30, 2018

	Cumulative total returns (%)
	6-month	Since inception[1]
Class R6[2]	-2.62	1.80
Index†	-1.62	-0.29

Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class R6*
Gross (%)	0.97
Net (%)	0.51

*Expenses have been estimated for the first year of operations of the fund's Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the share class and period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class R6	7-6-2017	10,180	10,180	9,971

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 7-6-17.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

●	Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

●	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2018, with the same investment held until June 30, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2018, with the same investment held until June 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 9

SHAREHOLDER EXPENSE EXAMPLE CHART

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		1-1-2018	6-30-2018	6-30-2018[1]	ratio[2]
Class R6	Actual expenses/actual returns	$1,000.00	$973.80	$1.66	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund. The expense ratio of the underlying fund held by the fund was 0.53%.

SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 10

Fund’s investments

AS OF 6-30-18 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.4%				$10,428,370
(Cost $10,652,773)
U.S. Government 44.4%				10,428,370
U.S. Treasury
Bond	3.500	02-15-39	345,000	375,363
Bond	3.875	08-15-40	205,000	235,606
Bond	4.250	05-15-39	225,000	271,143
Bond	4.250	11-15-40	280,000	339,095
Bond	4.375	02-15-38	385,000	468,828
Bond	4.375	11-15-39	205,000	251,453
Bond	4.500	02-15-36	725,000	885,859
Bond	4.500	05-15-38	245,000	303,427
Bond	4.625	02-15-40	510,000	646,505
Bond	4.750	02-15-37	290,000	367,246
Bond	5.000	05-15-37	420,000	547,920
Bond	5.250	02-15-29	410,000	498,967
Bond	5.375	02-15-31	610,000	770,292
Bond	5.500	08-15-28	375,000	461,382
Bond	6.000	02-15-26	40,000	48,700
Bond	6.125	08-15-29	175,000	228,895
Bond	6.250	05-15-30	590,000	789,102
Bond	6.500	11-15-26	115,000	146,400
Bond	6.625	02-15-27	350,000	451,377
Bond	6.750	08-15-26	70,000	89,947
Bond	7.625	11-15-22	5,000	6,007
Bond	8.125	08-15-21	345,000	401,426
Note	1.375	12-31-18	195,000	194,238
Note	1.500	11-30-19	460,000	453,783
Note	1.750	12-31-20	440,000	431,045
Note	2.000	02-15-25	170,000	161,639
Note	2.250	12-31-23	370,000	360,172
Note	2.250	11-15-27	40,000	38,009
Note	2.500	05-15-24	10,000	9,841
Note	2.750	02-15-24	195,000	194,703
Corporate bonds 29.5%				$6,927,347
(Cost $7,380,242)

Consumer discretionary 3.5%				809,510
Automobiles 0.6%
Ford Motor Company	7.450	07-16-31	60,000	70,502
General Motors Company	6.600	04-01-36	55,000	59,496
Hotels, restaurants and leisure 0.3%
McDonald’s Corp.	6.300	03-01-38	60,000	71,688
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	54,786

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
eBay, Inc.	3.450	08-01-24	70,000	$67,890
Media 1.9%
Charter Communications Operating LLC	5.375	04-01-38	75,000	70,805
Comcast Corp.	3.999	11-01-49	17,000	15,014
Comcast Corp.	4.049	11-01-52	43,000	37,473
Comcast Corp.	4.250	01-15-33	75,000	73,202
Comcast Corp.	6.500	11-15-35	55,000	65,354
Comcast Corp.	7.050	03-15-33	75,000	93,153
Warner Media LLC	3.875	01-15-26	85,000	81,602
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	48,545

Consumer staples 1.2%				291,854
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36	85,000	86,094
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	50,007
Food products 0.2%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	64,522
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	91,231

Energy 4.4%				1,025,882
Energy equipment and services 0.3%
Halliburton Company	4.850	11-15-35	60,000	62,007
Oil, gas and consumable fuels 4.1%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	50,667
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	51,974
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	53,051
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	64,385
ConocoPhillips	5.900	10-15-32	80,000	93,195
Energy Transfer LP	6.050	06-01-41	50,000	49,871
Energy Transfer LP	7.500	07-01-38	45,000	51,331
Exxon Mobil Corp.	3.043	03-01-26	55,000	53,564
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	76,640
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	48,563
Marathon Oil Corp.	2.800	11-01-22	60,000	57,512
Shell International Finance BV	4.125	05-11-35	60,000	60,823
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	56,113
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	84,878
Valero Energy Corp.	6.625	06-15-37	45,000	53,776
Valero Energy Corp.	7.500	04-15-32	45,000	57,532

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 12

	Rate (%)	Maturity date	Par value^	Value
Financials 5.5%				$1,298,120
Banks 2.5%
Citigroup, Inc.	6.000	10-31-33	85,000	94,924
Citigroup, Inc.	6.625	06-15-32	80,000	94,213
Fifth Third Bancorp	8.250	03-01-38	55,000	75,022
HSBC Holdings PLC	7.625	05-17-32	75,000	95,336
JPMorgan Chase & Co.	6.400	05-15-38	60,000	73,535
U.S. Bancorp	2.950	07-15-22	70,000	68,378
Wells Fargo & Company	3.500	03-08-22	80,000	79,718
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	92,990
Morgan Stanley	7.250	04-01-32	70,000	88,271
The Goldman Sachs Group, Inc.	6.125	02-15-33	80,000	91,434
Diversified financial services 0.3%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	64,600
Insurance 1.6%
American International Group, Inc.	3.875	01-15-35	95,000	84,355
MetLife, Inc.	6.500	12-15-32	50,000	61,499
Prudential Financial, Inc.	3.905	12-07-47	63,000	56,621
The Progressive Corp.	2.450	01-15-27	110,000	99,279
The Travelers Companies, Inc.	6.750	06-20-36	60,000	77,945

Health care 3.4%				800,404
Biotechnology 0.6%
AbbVie, Inc.	4.500	05-14-35	85,000	83,298
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	51,808
Health care equipment and supplies 0.5%
Covidien International Finance SA	6.550	10-15-37	60,000	76,102
Medtronic, Inc.	6.500	03-15-39	40,000	50,850
Health care providers and services 1.4%
CVS Health Corp.	4.750	12-01-22	100,000	103,704
CVS Health Corp.	4.780	03-25-38	100,000	98,846
CVS Health Corp.	4.875	07-20-35	65,000	65,271
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	63,065
Pharmaceuticals 0.9%
Allergan Funding SCS	4.550	03-15-35	90,000	85,339
Pfizer, Inc.	3.400	05-15-24	55,000	55,117
Wyeth LLC	5.950	04-01-37	55,000	67,004

Industrials 2.9%				678,188
Aerospace and defense 0.3%
Lockheed Martin Corp.	4.500	05-15-36	60,000	62,232
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	52,630

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 1.5%
General Electric Company	5.875	01-14-38	75,000	$85,101
General Electric Company	6.750	03-15-32	70,000	85,400
General Electric Company	6.875	01-10-39	50,000	63,278
Georgia-Pacific LLC	8.875	05-15-31	50,000	73,092
Honeywell International, Inc.	3.812	11-21-47	40,000	39,128
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	53,445
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	72,123
International Lease Finance Corp.	8.625	01-15-22	80,000	91,759

Information technology 1.6%				380,564
Software 1.2%
Microsoft Corp.	3.500	02-12-35	65,000	62,944
Microsoft Corp.	4.100	02-06-37	60,000	62,471
Microsoft Corp.	4.200	11-03-35	55,000	57,797
Oracle Corp.	3.900	05-15-35	50,000	48,446
Oracle Corp.	6.125	07-08-39	40,000	49,035
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	99,871

Materials 1.5%				355,044
Chemicals 0.8%
LyondellBasell Industries NV	5.750	04-15-24	95,000	102,926
Praxair, Inc.	3.200	01-30-26	95,000	92,674
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	63,919
Metals and mining 0.4%
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	95,525

Telecommunication services 2.6%				614,691
Diversified telecommunication services 2.4%
AT&T, Inc.	4.500	05-15-35	90,000	83,196
AT&T, Inc. (A)	5.150	11-15-46	110,000	103,552
AT&T, Inc.	5.350	09-01-40	50,000	48,766
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	71,516
Verizon Communications, Inc. (A)	4.329	09-21-28	102,000	101,171
Verizon Communications, Inc.	4.400	11-01-34	80,000	74,567
Verizon Communications, Inc.	5.250	03-16-37	75,000	76,977
Wireless telecommunication services 0.2%
Vodafone Group PLC	6.150	02-27-37	50,000	54,946

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 14

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.9%				$673,090
Electric utilities 2.5%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	74,460
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	92,923
Florida Power & Light Company	5.950	02-01-38	60,000	74,941
MidAmerican Energy Company	5.750	11-01-35	70,000	84,774
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	52,097
Pacific Gas & Electric Company	6.050	03-01-34	80,000	86,390
Pacific Gas & Electric Company	6.250	03-01-39	45,000	49,325
PacifiCorp	5.250	06-15-35	55,000	62,470
Multi-utilities 0.4%
DTE Energy Company	6.375	04-15-33	80,000	95,710

			Shares	Value
Affiliated investment companies 24.8%				$5,820,635
(Cost $5,997,146)

Equity 24.8%				5,820,635
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)			449,817	5,820,635

		Yield (%)	Shares	Value
Short-term investments 0.3%				$81,042
(Cost $81,042)

Money market funds 0.3%				81,042
State Street Institutional U.S. Government Money Market Fund, Premier
Class		1.8098(D)	81,042	81,042

Total investments (Cost $24,111,203) 99.0%				$23,257,394
Other assets and liabilities, net 1.0%				224,315
Total net assets 100.0%				$23,481,709

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.

At 6-30-18, the aggregate cost of investments for federal income tax purposes was $24,273,177. Net unrealized depreciation aggregated to $1,015,783, of which $2,161 related to gross unrealized appreciation and $1,017,944 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 6-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $18,114,057)	$17,436,759
Affiliated funds, at value (Cost $5,997,146)	5,820,635
Total investments, at value (Cost $24,111,203)	23,257,394
Interest receivable	209,066
Receivable for investments sold	277,612
Receivable from affiliates	4,318
Other assets	12,920
Total assets	23,761,310
Liabilities
Distributions payable	243,401
Payable to affiliates
Accounting and legal services fees	1,383
Transfer agent fees	236
Trustees’ fees	289
Other liabilities and accrued expenses	34,292
Total liabilities	279,601
Net assets	$23,481,709
Net assets consist of
Paid-in capital	$24,038,503
Distributions in excess of net investment income	(248,557)
Accumulated net realized gain (loss) on investments	545,572
Net unrealized appreciation (depreciation) on investments	(853,809)
Net assets	$23,481,709

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($23,481,709 ÷ 480,831 shares)	$48.84

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 16

STATEMENT OF OPERATIONS For the six months ended 6-30-18 (unaudited)

Investment income
Interest	$278,021
Expenses
Investment management fees	47,322
Accounting and legal services fees	1,843
Transfer agent fees	1,422
Trustees’ fees	547
Custodian fees	17,990
State registration fees	20,695
Printing and postage	24,437
Professional fees	145,881
Other	5,240
Total expenses	265,377
Less expense reductions	(225,153)
Net expenses	40,224
Net investment income	237,797
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(56,883)
Affiliated funds	(41,877)
(98,760)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(862,769)
Affiliated funds	78,798
(783,971)
Net realized and unrealized loss	(882,731)
Decrease in net assets from operations	$(644,934)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-18
	(unaudited)	Period ended 12-31-17[1]
Increase (decrease) in net assets
From operations
Net investment income	$237,797	$324,823
Net realized gain (loss)	(98,760)	827,232
Change in net unrealized appreciation (depreciation)	(783,971)	(69,838)
Increase (decrease) in net assets resulting from
operations	(644,934)	1,082,217
Distributions to shareholders
From net investment income
Class R6	(486,841)	(470,785)
From net realized gain
Class R6	—	(40,501)
Total distributions	(486,841)	(511,286)
From fund share transactions	40	24,042,513
Total increase (decrease)	(1,131,735)	24,613,444
Net assets
Beginning of period	24,613,444	—
End of period	$23,481,709	$24,613,444
Undistributed (Distributions in excess of) net
investment income	$(248,557)	$487

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 18

Financial highlights

CLASS R6 SHARES Period ended	6-30-18[1]	12-31-17[2]
Per share operating performance
Net asset value, beginning of period	$51.19	$50.00
Net investment income[3,4]	0.49	0.69
Net realized and unrealized gain (loss) on investments	(1.83)	1.56
Total from investment operations	(1.34)	2.25
Less distributions
From net investment income	(1.01)	(0.98)
From net realized gain	—	(0.08)
Total distributions	(1.01)	(1.06)
Net asset value, end of period	$48.84	$51.19
Total return (%)[5]	(2.62)[6]	4.53	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.69 [8]	0.88	[9]
Expenses including reductions[7]	0.34 [8]	0.34	[9]
Net investment income[4]	2.01 [8]	2.29	[9]
Portfolio turnover (%)	13	17

[1]	Six months ended 6-30-18. Unaudited.
[2]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The expense ratios of the underlying fund held by the fund was 0.53% for the periods ended 6-30-18 and 12-31-17.
[8]	Annualized.
[9]	Annualized. Certain income and expenses are presented unannualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND 19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.

The fund operates in part as a fund of funds and may invest in other funds for which the fund's investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund's investment advisor (collectively, "Underlying Funds"). Class R6 shares are only available to certain retirement plans, institutions and other investors.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       20

those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and the money market fund, which are categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2018 were $332.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       21

subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis of 0.40% on the average daily net assets of the fund. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

To the extent that expenses of Class R6 shares exceed 0.34% of average net assets attributable to the class ("expense limitation"), the Advisor has contractually agreed to reduce its management fee or, if necessary,make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, "expenses of Class R6 shares" means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expired on June 30, 2018.

The advisor voluntarily agrees to reduce its advisory fee by an annual rate of 0.12% of the fund's average net assets. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund. Prior to May 1, 2018, the waiver was 0.15%.

The expense reductions described above amounted to $225,153 for the six months ended June 30, 2018.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2018 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class, if applicable, based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       22

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended June 30, 2018 were as follows:

	Six months ended 6-30-18		Period ended 12-31-17[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	480,039	$24,002,000
Distributions reinvested	1	$40	791	40,513
Net increase	1	$40	480,830	$24,042,513
Total net increase	1	$40	480,830	$24,042,513

1 Period from 7-6-17 (commencement of operations) to 12-31-17.

Affiliates of the fund owned 100% of shares of Class R6 on June 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $1,588,603 and $1,443,946, respectively, for the six months ended June 30, 2018. Purchases and sales of U.S. Treasury obligations aggregated $1,574,590 and $1,580,430, respectively, for the six months ended June 30, 2018.

Note 7 — Investment in affiliated underlying funds

The fund invests in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of the underlying fund's net assets. At June 30, 2018, the fund did not hold 5% or more of the net assets of any underlying fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       23

Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	459,190	78,406	(87,779)	449,817	—	—	($41,877)	$78,798	$5,820,635

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF552066	621SA 6/18 8/18

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 22, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 22, 2018